UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron St. Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2018

State Street Master Funds

State Street Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (UNAUDITED)

State Street Money Market Portfolio	1
State Street U.S. Government Money Market Portfolio	4
State Street Treasury Money Market Portfolio	13
State Street Treasury Plus Money Market Portfolio	14
Notes to Schedules of Investments (Unaudited)	17

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—11.6%
Alpine Securitization Ltd. (a)	2.140%	06/05/2018	06/05/2018	$150,000,000	$149,380,066
Antalis SA (a)	1.750%	04/04/2018	04/04/2018	145,000,000	144,957,925
Antalis SA (a)	1.750%	04/05/2018	04/05/2018	100,000,000	99,965,972
Atlantic Asset Securitization LLC (a)	1.690%	04/02/2018	04/02/2018	50,000,000	49,990,422
Barclays Bank PLC (a)	1.830%	04/06/2018	04/06/2018	100,000,000	99,964,044
Cancara Asset Securitisation LLC (a)	1.800%	05/08/2018	05/08/2018	75,000,000	74,836,667
Collateralized Commercial Paper Co. LLC (a)	1.730%	04/13/2018	04/13/2018	125,000,000	124,905,209
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.21% (b)	1.950%	04/12/2018	06/12/2018	100,000,000	100,017,022
Kells Funding LLC (a)	1.730%	04/04/2018	04/04/2018	100,000,000	99,971,650
Kells Funding LLC (a)	1.740%	04/17/2018	04/17/2018	50,000,000	49,951,893
Kells Funding LLC (a)	1.740%	04/24/2018	04/24/2018	75,000,000	74,897,517
LMA-Americas LLC (a)	1.690%	04/03/2018	04/03/2018	50,000,000	49,988,104

TOTAL ASSET BACKED COMMERCIAL PAPER					1,118,826,491

CERTIFICATES OF DEPOSIT—34.3%
Bank of Montreal (a)	1.730%	04/11/2018	04/11/2018	100,000,000	99,997,988
Bank of Montreal, 1 Month USD LIBOR + 0.19% (b)	1.876%	04/04/2018	05/04/2018	75,000,000	75,015,078
Bank of Montreal, 3 Month USD LIBOR + 0.17% (b)	2.090%	05/23/2018	05/23/2018	80,000,000	80,021,813
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19% (b)	2.067%	04/30/2018	08/28/2018	125,000,000	124,908,616
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.730%	04/09/2018	04/09/2018	50,000,000	49,999,669
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.740%	04/17/2018	04/17/2018	50,000,000	49,997,838
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.830%	05/24/2018	05/24/2018	100,000,000	99,966,408
Canadian Imperial Bank of Commerce (a)	1.880%	05/14/2018	05/14/2018	125,000,000	125,020,556
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19% (b)	2.067%	04/30/2018	08/31/2018	100,000,000	99,916,449
China Construction Bank (a)	2.150%	04/16/2018	04/16/2018	125,000,000	125,007,504
Citibank NA (a)	1.710%	04/12/2018	04/12/2018	75,000,000	74,994,290
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	1.866%	04/03/2018	08/03/2018	75,000,000	74,970,049
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	2.002%	04/20/2018	04/20/2018	75,000,000	75,010,218
Mizuho Bank Ltd. (a)	1.700%	04/03/2018	04/03/2018	150,000,000	149,999,329
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.20% (b)	1.891%	04/04/2018	04/04/2018	100,000,000	100,002,873
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.21% (b)	2.018%	04/18/2018	07/18/2018	125,000,000	124,968,023
Nordea Bank AB, 1 Month USD LIBOR + 0.22% (b)	1.931%	04/09/2018	02/08/2019	100,000,000	99,823,377
Royal Bank of Canada, 1 Month USD LIBOR% (b)	2.294%	04/17/2018	09/17/2018	100,000,000	99,984,907
Royal Bank of Canada, 1 Month USD LIBOR + 0.24% (b)	2.048%	04/19/2018	04/19/2018	72,000,000	72,011,462
Royal Bank of Canada, 3 Month USD LIBOR + 0.13% (b)	2.201%	06/12/2018	06/12/2018	75,000,000	75,033,508
Standard Chartered Bank (a)	2.230%	06/12/2018	06/12/2018	125,000,000	125,022,817
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.21% (b)	1.880%	04/03/2018	08/02/2018	175,000,000	174,944,068
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22% (b)	1.960%	04/11/2018	05/11/2018	100,000,000	99,991,667
Sumitomo Mitsui Trust Bank (a)	1.700%	04/03/2018	04/03/2018	125,000,000	124,999,685
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.19% (b)	2.062%	04/25/2018	05/25/2018	125,000,000	124,985,365
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.25% (b)	1.990%	04/10/2018	08/10/2018	125,000,000	124,966,134
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.13% (b)	1.816%	04/03/2018	04/03/2018	75,000,000	75,001,062
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.27% (b)	1.940%	04/03/2018	12/03/2018	150,000,000	149,872,762
Toronto Dominion Bank (a)	1.870%	06/05/2018	06/05/2018	100,000,000	99,974,520
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23% (b)	1.900%	04/03/2018	12/03/2018	125,000,000	124,853,396
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.17% (b)	1.856%	04/04/2018	07/05/2018	100,000,000	99,991,014
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.22% (b)	2.006%	04/16/2018	11/15/2018	100,000,000	99,890,793

TOTAL CERTIFICATES OF DEPOSIT					3,301,143,238

FINANCIAL COMPANY COMMERCIAL PAPER—23.4%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.15% (b)	1.820%	04/03/2018	07/02/2018	94,000,000	93,990,942
Bank Nederlandse Gemeenten (a)	1.720%	04/04/2018	04/04/2018	100,000,000	99,970,983

See accompanying notes to schedule of investments.

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Caisse des Depots et Consignations (a)	1.890%	05/14/2018	05/14/2018	$150,000,000	$149,645,800
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19% (b)	2.044%	04/23/2018	05/22/2018	75,000,000	75,017,597
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.24% (b)	2.005%	04/16/2018	08/14/2018	50,000,000	49,980,198
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.17% (b)	1.834%	04/03/2018	06/01/2018	75,000,000	75,013,652
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19% (b)	1.892%	04/09/2018	09/07/2018	100,000,000	99,928,358
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.20% (b)	1.977%	04/03/2018	11/02/2018	75,000,000	74,919,694
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (a)	1.670%	04/02/2018	04/02/2018	100,000,000	99,980,833
Federation des Caisses Desjardins du Quebec (a)	1.640%	04/02/2018	04/02/2018	100,000,000	99,980,722
HSBC Bank PLC, 1 Month USD LIBOR + 0.16% (b)	1.963%	04/18/2018	05/18/2018	100,000,000	100,016,727
Industrial & Commercial Bank of China Ltd. (a)	2.100%	04/16/2018	04/16/2018	65,000,000	64,935,325
ING U.S. Funding LLC, 1 Month USD LIBOR + 0.24% (b)	1.926%	04/04/2018	05/04/2018	72,000,000	72,018,464
National Australia Bank Ltd., 3 Month USD LIBOR + 0.14% (b)	1.844%	04/06/2018	04/06/2018	50,000,000	50,001,251
Oversea Chinese Banking (a)	2.100%	06/04/2018	06/04/2018	150,000,000	149,393,371
Societe Generale (a)	1.860%	05/31/2018	05/31/2018	100,000,000	99,651,925
Toronto Dominion Bank, 1 Month USD LIBOR + 0.25% (b)	2.104%	04/23/2018	01/22/2019	125,000,000	124,816,807
UBS AG, 1 Month USD LIBOR + 0.20% (b)	1.891%	04/06/2018	04/06/2018	100,000,000	100,003,652
UBS AG, 1 Month USD LIBOR + 0.24% (b)	1.942%	04/09/2018	08/07/2018	75,000,000	74,981,920
UBS AG, 1 Month USD LIBOR + 0.28% (b)	2.152%	04/24/2018	09/24/2018	50,000,000	49,977,784
Westpac Banking Corp., 1 Month USD LIBOR% (b)	1.838%	04/03/2018	08/31/2018	75,000,000	74,956,769
Westpac Banking Corp., 1 Month USD LIBOR + 0.15% (b)	1.900%	04/13/2018	07/13/2018	75,000,000	74,979,989
Westpac Banking Corp., 1 Month USD LIBOR + 0.18% (b)	1.930%	04/13/2018	08/13/2018	50,000,000	49,974,124
Westpac Banking Corp., 1 Month USD LIBOR + 0.23% (b)	1.932%	04/09/2018	01/07/2019	75,000,000	74,896,451
Westpac Banking Corp., 1 Month USD LIBOR + 0.23% (b)	1.980%	04/13/2018	04/13/2018	53,000,000	53,005,027
Westpac Banking Corp., 3 Month USD LIBOR + 0.13% (b)	1.883%	04/18/2018	01/18/2019	125,000,000	125,117,304

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,257,155,669

OTHER NOTES—20.2%
Australia & New Zealand Banking Group Ltd. (a)	1.670%	04/02/2018	04/02/2018	125,000,000	125,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14% (b)	1.880%	04/12/2018	06/12/2018	40,000,000	39,999,222
Bank of America NA, 1 Month USD LIBOR + 0.18% (b)	1.850%	04/03/2018	08/02/2018	75,000,000	75,002,465
Bank of America NA, 1 Month USD LIBOR + 0.18% (b)	1.891%	04/09/2018	08/08/2018	58,000,000	57,997,963
Bank of America NA, 1 Month USD LIBOR + 0.19% (b)	1.955%	04/10/2018	09/10/2018	50,000,000	49,997,803
Citibank NA (a)	1.650%	04/02/2018	04/02/2018	75,000,000	75,000,000
Credit Agricole Corporate and Investment Bank (a)	1.670%	04/02/2018	04/02/2018	326,115,000	326,115,000
DnB Bank ASA (a)	1.640%	04/02/2018	04/02/2018	325,000,000	325,000,000
ING Bank NV (a)	1.730%	04/04/2018	04/04/2018	200,000,000	200,000,000
Lloyds Bank PLC (a)	1.600%	04/02/2018	04/02/2018	200,000,000	200,000,000
National Bank of Canada (a)	1.700%	04/03/2018	04/03/2018	100,000,000	100,000,000
Nordea Bank AB (a)	1.660%	04/02/2018	04/02/2018	75,000,000	75,000,000
Royal Bank of Canada (a)	1.680%	04/02/2018	04/02/2018	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB (a)	1.670%	04/02/2018	04/02/2018	125,000,000	125,000,000
Svenska Handelsbanken AB (a)	1.640%	04/02/2018	04/02/2018	100,000,000	100,000,000

TOTAL OTHER NOTES					1,949,112,453

OTHER REPURCHASE AGREEMENTS—10.4%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 1.350% – 9.500% due 04/25/2018 – 06/01/2046, valued at $53,101,289); expected proceeds $50,010,167	1.830%	04/02/2018	04/02/2018	50,000,000	50,000,000

See accompanying notes to schedule of investments.

STATE STREET MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 01/31/2018 (collateralized by various Equity Securities, valued at $189,563,171); expected proceeds $175,899,889 (c)	2.080%	04/30/2018	04/30/2018	$175,000,000	$175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Equity Securities, valued at $270,013,730); expected proceeds $250,050,833	1.830%	04/02/2018	04/02/2018	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 1.000% – 4.865% due 12/01/2019 – 08/15/2037, and a Common Stock, 3.399% due 09/15/2029, valued at $275,000,128); expected proceeds $250,060,556	2.180%	04/02/2018	04/02/2018	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Equity Securities, valued at $54,000,136); expected proceeds $50,010,167	1.830%	04/02/2018	04/02/2018	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 0.000% – 7.700% due 04/15/2018 – 06/01/2064, valued at $134,927,795); expected proceeds $125,045,694	1.880%	04/05/2018	04/05/2018	125,000,000	125,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 1.900% – 6.875% due 03/04/2020 – 03/01/2068, and U.S. Treasury Notes, 1.125% – 1.375% due 07/31/2021 – 09/30/2023, valued at $108,916,306); expected proceeds $100,021,444	1.930%	04/02/2018	04/02/2018	100,000,000	100,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,000,000,000

TOTAL INVESTMENTS –99.9% (d) (Cost $9,627,828,930)					9,626,237,851

Other Assets in Excess of Liabilities —0.1%					7,222,345

NET ASSETS –100.0%					$9,633,460,196

(a)	The rate shown is the yield-to-maturity from date of acquisition.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $175,000,000 or 1.8% of net assets as of March 31, 2018.
(d)	Also represents the cost for federal tax purposes.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$1,118,826,491	$—	$1,118,826,491
Certificates of Deposit	—	3,301,143,238	—	3,301,143,238
Financial Company Commercial Paper	—	2,257,155,669	—	2,257,155,669
Other Notes	—	1,949,112,453	—	1,949,112,453
Other Repurchase Agreements	—	1,000,000,000	—	1,000,000,000
Total Investments	$—	$9,626,237,851	$—	$9,626,237,851

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—34.1%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.518%	04/02/2018	08/30/2018	$195,000,000	$194,999,191
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	1.525%	04/02/2018	04/02/2018	200,000,000	200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.534%	04/01/2018	04/01/2019	290,000,000	289,991,237
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17% (a)	1.537%	04/07/2018	11/07/2018	241,000,000	240,995,610
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17% (a)	1.553%	04/09/2018	10/09/2018	153,200,000	153,195,741
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.577%	04/07/2018	06/07/2019	184,300,000	184,212,567
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11% (a)	1.667%	04/15/2018	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11% (a)	1.667%	04/15/2018	04/16/2019	199,000,000	198,993,040
Federal Farm Credit Bank (b)	1.680%	06/18/2018	06/18/2018	22,000,000	21,919,920
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09% (a)	1.718%	04/19/2018	06/19/2019	200,000,000	199,824,117
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	1.729%	04/29/2018	01/29/2019	168,100,000	168,097,893
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12% (a)	1.752%	04/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	1.888%	05/30/2018	05/08/2019	77,250,000	77,324,859
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	1.374%	04/03/2018	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank (b)	1.410%	04/04/2018	04/04/2018	500,000,000	499,941,250
Federal Home Loan Bank (b)	1.480%	04/06/2018	04/06/2018	199,500,000	199,458,992
Federal Home Loan Bank, 1 Month USD LIBOR - 0.17% (a)	1.494%	04/01/2018	06/01/2018	128,000,000	128,000,000
Federal Home Loan Bank (b)	1.530%	04/05/2018	04/05/2018	399,000,000	398,932,170
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.534%	04/01/2018	03/01/2019	290,000,000	290,000,924
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.544%	04/01/2018	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.554%	04/01/2018	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank (b)	1.555%	05/11/2018	05/11/2018	550,000,000	548,977,778
Federal Home Loan Bank (b)	1.576%	04/13/2018	04/13/2018	200,000,000	199,894,933
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08% (a)	1.589%	04/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank (b)	1.590%	04/18/2018	04/18/2018	200,000,000	199,849,833
Federal Home Loan Bank (b)	1.600%	05/08/2018	05/08/2018	313,000,000	312,485,289
Federal Home Loan Bank (b)	1.603%	04/25/2018	04/25/2018	300,000,000	299,679,400
Federal Home Loan Bank (b)	1.630%	05/18/2018	05/18/2018	684,000,000	682,523,030
Federal Home Loan Bank (b)	1.649%	05/23/2018	05/23/2018	697,500,000	695,801,983
Federal Home Loan Bank (b)	1.669%	05/30/2018	05/30/2018	300,000,000	299,179,408
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.671%	04/17/2018	08/17/2018	335,300,000	335,313,834
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	1.687%	04/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	1.700%	05/04/2018	05/04/2018	170,000,000	169,735,083
Federal Home Loan Bank (b)	1.700%	05/25/2018	05/25/2018	189,000,000	188,526,975
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01% (a)	1.701%	04/06/2018	04/06/2018	90,000,000	89,999,998
Federal Home Loan Bank (b)	1.720%	04/23/2018	04/23/2018	334,000,000	333,648,929
Federal Home Loan Bank (b)	1.720%	05/22/2018	05/22/2018	200,000,000	199,512,667
Federal Home Loan Bank (b)	1.730%	05/09/2018	05/09/2018	233,000,000	232,574,516
Federal Home Loan Bank, 1 Month USD LIBOR - 0.15% (a)	1.730%	04/27/2018	07/27/2018	48,750,000	48,750,559
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.742%	04/25/2018	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.742%	04/25/2018	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank (b)	1.750%	05/16/2018	05/16/2018	570,000,000	568,753,125
Federal Home Loan Bank (b)	1.750%	05/24/2018	05/24/2018	173,700,000	173,252,481
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.752%	04/26/2018	10/26/2018	850,000,000	849,955,304
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.757%	04/26/2018	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08% (a)	1.761%	04/21/2018	09/21/2018	261,500,000	261,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.767%	04/26/2018	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.772%	04/28/2018	05/28/2019	271,700,000	271,657,010
Federal Home Loan Bank (b)	1.785%	06/15/2018	06/15/2018	244,000,000	243,092,625
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	1.794%	04/22/2018	12/21/2018	320,500,000	320,500,000
Federal Home Loan Bank (b)	1.795%	06/20/2018	06/20/2018	21,500,000	21,414,239
Federal Home Loan Bank (b)	1.890%	07/19/2018	07/19/2018	510,000,000	507,081,525
Federal Home Loan Bank, 3 Month USD LIBOR - 0.24% (a)	2.046%	06/26/2018	09/26/2018	363,000,000	363,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.19% (a)	2.105%	06/28/2018	06/28/2018	398,550,000	398,550,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.23% (a)	1.501%	04/17/2018	07/17/2018	100,000,000	99,995,780

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.16% (a)	1.558%	04/11/2018	05/11/2018	$631,400,000	$631,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.561%	04/08/2018	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp. (b)	1.640%	04/04/2018	04/04/2018	175,000,000	174,976,083
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.12% (a)	1.666%	04/17/2018	05/17/2019	650,000,000	650,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.691%	04/21/2018	06/21/2018	646,400,000	646,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14% (a)	1.701%	04/21/2018	11/21/2018	348,000,000	348,000,000
Federal National Mortgage Assoc. (b)	1.670%	06/18/2018	06/18/2018	187,500,000	186,821,563
Federal National Mortgage Assoc. (b)	1.700%	05/29/2018	05/29/2018	404,000,000	402,893,489
Federal National Mortgage Assoc. (b)	1.750%	06/04/2018	06/04/2018	460,000,000	458,568,889
Federal National Mortgage Assoc. (b)	1.769%	06/20/2018	06/20/2018	178,000,000	177,300,262

TOTAL GOVERNMENT AGENCY DEBT					19,850,754,101

TREASURY DEBT—20.3%
U.S. Treasury Bill (b)	1.305%	04/05/2018	04/05/2018	2,401,000,000	2,400,595,535
U.S. Treasury Bill (b)	1.430%	04/12/2018	04/12/2018	950,000,000	949,565,042
U.S. Treasury Bill (b)	1.430%	04/26/2018	04/26/2018	1,500,000,000	1,498,223,601
U.S. Treasury Bill (b)	1.626%	05/24/2018	05/24/2018	498,000,000	496,806,221
U.S. Treasury Bill (b)	1.670%	06/14/2018	06/14/2018	1,000,000,000	996,567,222
U.S. Treasury Bill (b)	1.760%	06/28/2018	06/28/2018	750,000,000	746,773,333
U.S. Treasury Bill (b)	1.808%	06/21/2018	06/21/2018	457,000,000	455,150,410
U.S. Treasury Bill (b)	1.830%	08/30/2018	08/30/2018	749,000,000	743,250,801
U.S. Treasury Bill (b)	1.835%	08/23/2018	08/23/2018	768,000,000	762,395,340
U.S. Treasury Note, 3 Month USD MMY (a)	1.768%	05/30/2018	01/31/2020	460,000,000	459,906,237
U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	1.828%	04/02/2018	07/31/2019	475,000,000	475,585,481
U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.838%	05/30/2018	04/30/2019	300,576,200	300,685,248
U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.908%	05/30/2018	01/31/2019	170,000,000	170,166,894
U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.942%	05/30/2018	07/31/2018	678,566,000	678,748,361
U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.958%	04/05/2018	04/30/2018	650,500,000	650,557,868

TOTAL TREASURY DEBT					11,784,977,594

GOVERNMENT AGENCY REPURCHASE AGREEMENTS—16.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 06/15/2043, and a Federal National Mortgage Association, 3.000% due 09/25/2043, valued at $62,640,001); expected proceeds $58,011,664	1.810%	04/02/2018	04/02/2018	58,000,000	58,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by Government National Mortgage Associations, 2.500% – 6.500% due 04/20/2026 – 03/20/2048, valued at $255,000,000); expected proceeds $250,084,097	1.730%	04/04/2018	04/04/2018	250,000,000	250,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Government National Mortgage Associations, 3.500% due 03/20/2047 – 01/20/2048, valued at $255,000,001); expected proceeds $250,086,042	1.770%	04/05/2018	04/05/2018	250,000,000	250,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Farm Credit Banks, 1.150% – 3.430% due 05/30/2018 – 10/26/2037, a Federal Home Loan Bank, 0.875% due 08/05/2019, Federal Home Loan Mortgage Corporations, 0.000% - 1.550% due 06/28/2022 – 07/15/2032, Federal National Mortgage Associations, 0.000% – 6.250% due 05/15/2022 – 05/15/2030, a U.S. Treasury Bond, 8.000% due 11/15/2021, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, a U.S. Treasury Note, 1.125% due 06/30/2021, and U.S. Treasury Strips, 0.000% due 11/15/2028 – 08/15/2033, valued at $153,000,000); expected proceeds $150,029,500

	1.770%	04/02/2018	04/02/2018	$150,000,000	$150,000,000

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Farm Credit Bank, 1.210% due 11/12/2020, Federal Home Loan Banks, 0.000% – 5.500% due 01/23/2020 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 11.500% due 05/01/2018 – 01/01/2048, Federal National Mortgage Associations, 0.000% – 14.576% due 04/25/2018 – 09/01/2055, Government National Mortgage Associations, 2.500% – 11.000% due 04/20/2018 – 03/16/2059, a U.S. Treasury Bill, 0.000% due 06/21/2018, U.S. Treasury Notes, 1.750% – 2.000% due 11/30/2019 – 08/31/2022, U.S. Treasury Strips, 0.000% due 02/15/2019 – 11/15/2031, and Tennessee Valley Authorities, 0.000% – 2.875% due 01/15/2027 – 02/01/2027, valued at $449,483,991); expected proceeds $440,154,000

	1.800%	04/05/2018	04/05/2018	440,000,000	440,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Farm Credit Bank, 1.480% due 10/08/2019, a Federal Home Loan Bank, 0.000% due 12/06/2019, and U.S. Treasury Notes, 1.875% – 2.000% due 09/30/2020 – 04/30/2022, valued at $229,500,006); expected proceeds $225,078,313	1.790%	04/05/2018	04/05/2018	225,000,000	225,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 28.640% due 11/15/2021 – 08/15/2047, Federal National Mortgage Associations, 0.554% – 26.643% due 04/25/2023 – 10/25/2047, and Government National Mortgage Associations, 4.378% – 4.478% due 01/20/2043 – 01/20/2048, valued at $60,480,000); expected proceeds $56,011,200	1.800%	04/02/2018	04/02/2018	56,000,000	56,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by Federal Farm Credit Banks, 1.130% – 3.550% due 08/23/2019 – 06/01/2032, Federal Home Loan Banks, 0.875% – 5.400% due 08/05/2019 – 08/23/2041, Federal Home Loan Mortgage Corporations, 1.125% – 2.125% due 08/24/2018 – 02/08/2023, Federal National Mortgage Associations, 1.000% – 7.250% due 07/20/2018 – 05/15/2030, a U.S. Treasury Bond, 2.250% due 08/15/2046, a Financing Corp., 9.650% due 11/02/2018, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $306,000,001); expected proceeds $300,098,583

	1.690%	04/02/2018	04/02/2018	300,000,000	300,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 02/15/2026 – 10/15/2043, Federal National Mortgage Associations, 2.000% – 6.000% due 09/01/2032 – 02/25/2048, and Government National Mortgage Associations, 1.614% – 5.500% due 10/16/2031 – 11/16/2057, valued at $255,000,000); expected proceeds $250,082,153	1.690%	04/02/2018	04/02/2018	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.125% – 6.500% due 06/15/2018 – 03/15/2048, Federal National Mortgage Associations, 0.000% – 6.850% due 01/25/2023 – 04/25/2048, and Government National Mortgage Associations, 2.222% – 5.500% due 11/16/2032 – 01/16/2049, valued at $652,800,000); expected proceeds $640,219,022	1.760%	04/03/2018	04/03/2018	640,000,000	640,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 06/01/2024 – 03/01/2048, Federal National Mortgage Associations, 2.422% – 5.500% due 12/01/2023 – 01/01/2048, Government National Mortgage Associations, 2.250% – 3.000% due 04/20/2031 – 02/16/2052, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $714,000,001); expected proceeds $700,239,556	1.760%	04/04/2018	04/04/2018	700,000,000	700,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Farm Credit Banks, 2.670% - 3.210% due 02/28/2025 - 12/26/2036, Federal Home Loan Banks, 1.375% – 4.125% due 05/28/2019 – 04/26/2041, Federal Home Loan Discount Notes, 0.000% due 04/12/2018 – 04/13/2018, Federal Home Loan Mortgage Corporations, 1.750% – 6.750% due 01/15/2022 – 09/08/2031, Federal National Mortgage Associations, 5.625% – 6.250% due 05/15/2029 – 08/06/2038, a Tennessee Valley Authority, 3.875% due 02/15/2021, a U.S. Treasury Note, 2.125% due 12/31/2022, and a U.S. Treasury Strip, 0.000% due 02/15/2024, valued at $255,000,000); expected proceeds $250,085,556

	1.760%	04/05/2018	04/05/2018	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 11/15/2028 – 03/15/2048, and Federal National Mortgage Associations, 2.222% – 3.533% due 12/25/2039 – 02/25/2048 valued at $40,800,000); expected proceeds $40,008,000	1.800%	04/02/2018	04/02/2018	40,000,000	40,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 12/15/2023 – 10/15/2042, Federal National Mortgage Associations, 2.500% – 3.500% due 10/25/2040 – 07/25/2047, and Government National Mortgage Associations, 2.200% – 3.500% due 03/20/2044 – 11/16/2046, valued at $204,000,000); expected proceeds $200,068,444	1.760%	04/05/2018	04/05/2018	200,000,000	200,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by Federal Farm Credit Banks, 0.890% – 5.250% due 04/16/2018 – 12/26/2036, Federal Home Loan Banks, 3.000% – 5.625% due 03/10/2028 – 03/14/2036, Federal Home Loan Mortgage Corporations, 2.500% – 6.750% due 03/15/2031 – 12/28/2037, and Federal National Mortgage Associations, 6.210% – 7.250% due 05/15/2030 – 08/06/2038, valued at $255,002,745); expected proceeds $250,050,000	1.800%	04/02/2018	04/02/2018	$250,000,000	$250,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by Federal National Mortgage Associations, 1.901% – 3.809% due 01/01/2023 – 10/01/2035, and Government National Mortgage Associations, 2.728% – 3.000% due 11/20/2034 – 10/20/2045, valued at $132,601,750); expected proceeds $130,026,144	1.810%	04/02/2018	04/02/2018	130,000,000	130,000,000
Agreement with LLOYDS Bank PLC, dated 02/21/2018 (collateralized by Government National Mortgage Associations, 0.000% – 4.000% due 01/20/2039 – 09/20/2046, U.S. Treasury Bonds, 2.750% – 8.000% due 11/15/2021 – 11/15/2023, U.S. Treasury Inflation Index Bonds, 0.125% – 0.750% due 04/15/2022 – 02/15/2042, and various Corporate Bonds, 0.000% – 3.000% due 11/20/2045 – 01/20/2046, valued at $513,703,942); expected proceeds $502,150,833 (c)	1.740%	03/30/2018	05/21/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 06/01/2030 – 01/01/2048, Federal National Mortgage Associations, 2.000% – 6.000% due 06/01/2021 – 01/01/2057, Government National Mortgage Associations, 3.500% – 4.500% due 02/20/2044 – 02/20/2048, and a U.S. Treasury Note, 2.125% due 02/29/2024, valued at $867,000,000); expected proceeds $850,167,167	1.770%	04/02/2018	04/02/2018	850,000,000	850,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Government National Mortgage Associations, 3.500% due 03/20/2047 – 05/20/2047, a U.S. Treasury Bond, 3.750% due 08/15/2041, and U.S. Treasury Notes, 2.000% – 2.125% due 11/30/2022 – 11/30/2023, valued at $51,000,021); expected proceeds $50,009,833	1.770%	04/02/2018	04/02/2018	50,000,000	50,000,000

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Home Loan Bank, 3.000% due 09/11/2026, Federal Home Loan Mortgage Corporations, 1.500% – 2.427% due 08/28/2019 – 10/15/2022, U.S. Treasury Bills, 0.000% due 04/05/2018 – 01/31/2019, U.S. Treasury Bonds, 2.250% – 8.500% due 02/15/2020 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 1.000% – 2.125% due 02/15/2041 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 07/15/2024, U.S. Treasury Notes, 0.750% – 3.125% due 03/31/2018 – 02/15/2028, and U.S. Treasury Strips, 0.000% – 4.250% due 05/15/2023 – 05/15/2047, valued at $1,122,000,016); expected proceeds $1,100,229,778

	1.880%	04/02/2018	04/02/2018	1,100,000,000	1,100,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Farm Credit Banks, 0.000% – 2.870% due 09/25/2019 – 09/01/2026, a Federal Home Loan Bank, 2.000% due 03/05/2020, and Federal Home Loan Mortgage Corporations, 1.375% – 1.500% due 05/11/2020 – 06/05/2020, valued at $408,000,144); expected proceeds $400,080,444	1.810%	04/02/2018	04/02/2018	$400,000,000	$400,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 12/01/2020 – 01/01/2048, Federal National Mortgage Associations, 2.500% – 6.500% due 11/01/2026 – 01/01/2048, a Financing Corp., 0.000% due 12/06/2018, and a U.S. Treasury Bond, 5.375% due 02/15/2031, valued at $2,244,451,400); expected proceeds $2,200,442,444	1.810%	04/02/2018	04/02/2018	2,200,000,000	2,200,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					9,289,000,000

TREASURY REPURCHASE AGREEMENTS—23.5%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/06/2018, a U.S. Treasury Bond, 3.125% due 08/15/2044, and a U.S. Treasury Note, 1.125% due 01/31/2019, valued at $153,007,464); expected proceeds $150,029,167	1.750%	04/02/2018	04/02/2018	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.125% – 1.625% due 01/31/2019 – 04/30/2019, valued at $178,508,770); expected proceeds $175,034,028	1.750%	04/02/2018	04/02/2018	175,000,000	175,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 3.000% due 05/15/2042, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.125% due 02/28/2019 – 11/30/2024, valued at $2,550,000,045); expected proceeds $2,500,522,222	1.880%	04/02/2018	04/02/2018	2,500,000,000	2,500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/27/2018, U.S. Treasury Bonds, 3.000% – 3.125% due 08/15/2044 – 02/15/2048, and U.S. Treasury Notes, 1.125% – 2.375% due 12/31/2018 – 11/15/2024, valued at $3,561,840,102); expected proceeds $3,492,679,000	1.750%	04/02/2018	04/02/2018	3,492,000,000	3,492,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 03/28/2019, U.S. Treasury Bonds, 3.125% – 8.750% due 05/15/2020 – 11/15/2043, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2025 – 02/15/2045, a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, U.S. Treasury Notes, 1.125% – 2.250% due 12/31/2019 – 11/15/2024, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 11/15/2045, valued at $408,000,000); expected proceeds $400,136,111	1.750%	04/03/2018	04/03/2018	400,000,000	400,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, a U.S. Treasury Note, 2.125% due 06/30/2022, and a U.S. Treasury Strip, 0.000% due 05/15/2027, valued at $153,000,000); expected proceeds $150,029,050	1.760%	04/02/2018	04/02/2018	$150,000,000	$150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 11/15/2044, U.S. Treasury Inflation Index Notes, 1.375% – 2.125% due 01/15/2019 – 01/15/2020, and U.S. Treasury Strips, 0.000% due 05/15/2020 – 11/15/2045, valued at $96,900,000); expected proceeds $95,018,578	1.750%	04/02/2018	04/04/2018	95,000,000	95,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 04/05/2018, and U.S. Treasury Notes, 1.500% – 2.250% due 05/31/2019 – 11/15/2027, valued at $270,300,044); expected proceeds $265,091,719	1.780%	04/05/2018	04/05/2018	265,000,000	265,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by U.S. Treasury Notes, 1.250% – 1.500% due 08/31/2018 – 10/31/2019, and a U.S. Treasury Strip, 0.000% due 02/15/2044, valued at $408,000,054); expected proceeds $400,132,222	1.700%	04/02/2018	04/02/2018	400,000,000	400,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.125% – 1.375% due 09/30/2020 – 06/30/2021, valued at $510,000,041); expected proceeds $500,097,222	1.750%	04/02/2018	04/02/2018	500,000,000	500,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Note, 1.875% due 07/31/2022, valued at $620,025,849); expected proceeds $620,103,333	1.500%	04/02/2018	04/02/2018	620,000,000	620,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2018 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2020 – 02/15/2027, valued at $204,002,908); expected proceeds $200,068,444	1.750%	04/03/2018	04/02/2018	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2019 – 05/15/2026, valued at $453,903,036); expected proceeds $445,087,517	1.760%	04/02/2018	04/03/2018	445,000,000	445,000,000
Agreement with LLOYDS Bank PLC, dated 02/14/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 0.750% due 01/15/2022 – 02/15/2042, valued at $230,023,568); expected proceeds $225,956,250 (c)	1.700%	03/30/2018	05/15/2018	225,000,000	225,000,000
Agreement with LLOYDS Bank PLC, dated 03/07/2018 (collateralized by a U.S. Treasury Bill, 0.375% due 01/15/2027, U.S. Treasury Bonds, 2.500% – 2.750% due 11/15/2023 – 05/15/2024, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2042, valued at $514,656,509); expected proceeds $502,197,778 (c)	1.720%	03/30/2018	06/07/2018	500,000,000	500,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with MUFG Securities, dated 03/27/2018 (collateralized by U.S. Treasury Bonds, 2.500% - 3.000% due 05/15/2045 – 02/15/2047, and U.S. Treasury Notes, 1.500% -3.625% due 05/31/2020 – 05/15/2026, valued at $280,529,314); expected proceeds $275,093,576	1.750%	04/03/2018	04/03/2018	$275,000,000	$275,000,000
Agreement with MUFG Securities, dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.250% - 2.125% due 06/30/2019 – 05/15/2025, valued at $101,967,332); expected proceeds $100,024,722	1.780%	04/03/2018	04/03/2018	100,000,000	100,000,000
Agreement with MUFJ Securities, dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.125% - 2.625% due 07/31/2019 – 05/15/2027, valued at $127,472,167); expected proceeds $125,025,000	1.800%	04/02/2018	04/02/2018	125,000,000	125,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/17/2018, U.S. Treasury Bonds, 3.000% – 3.750% due 08/15/2041 – 11/15/2045, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 1.125% – 3.125% due 10/31/2018 – 05/15/2026, valued at $204,000,021); expected proceeds $200,068,056	1.750%	04/04/2018	04/04/2018	200,000,000	200,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 04/05/2018 – 06/28/2018, U.S. Treasury Bonds, 3.000% due 05/15/2045 – 11/15/2045, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, and U.S. Treasury Notes, 1.125% – 3.750% due 10/31/2018 – 02/15/2028, valued at $306,001,919); expected proceeds $300,058,333	1.750%	04/02/2018	04/02/2018	300,000,000	300,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 5.375% due 02/15/2031 – 11/15/2047, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2018 – 01/15/2026, and U.S. Treasury Notes, 1.500% – 2.000% due 01/31/2019 – 02/15/2025, valued at $816,000,065); expected proceeds $800,155,556	1.750%	04/02/2018	04/02/2018	800,000,000	800,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/24/2018, a U.S. Treasury Bond, 2.500% due 02/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2019 – 01/15/2027, and U.S. Treasury Notes, 0.875% – 3.625% due 05/15/2018 – 11/15/2026, valued at $765,000,024); expected proceeds $750,145,000	1.740%	04/02/2018	04/02/2018	750,000,000	750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/24/2018, U.S. Treasury Bonds, 2.500% – 3.375% due 11/15/2042 – 02/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2027 – 02/15/2046, and U.S. Treasury Notes, 0.750% – 2.250% due 10/31/2018 – 02/15/2027, valued at $510,000,084); expected proceeds $500,097,778	1.760%	04/02/2018	04/02/2018	500,000,000	500,000,000

See accompanying notes to schedule of investments.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 05/03/2018 – 01/03/2019, U.S. Treasury Bonds, 2.250% – 8.000% due 11/15/2021 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 07/15/2018 – 01/15/2027, U.S. Treasury Notes, 0.625% – 3.750% due 04/30/2018 – 11/15/2027, and U.S. Treasury Strips, 0.000% due 05/15/2018 – 08/15/2027, valued at $510,000,000); expected proceeds $500,097,222	1.750%	04/02/2018	04/02/2018	$500,000,000	$500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					13,667,000,000

TOTAL INVESTMENTS –99.5% (d) (e)					57,805,259,388

Other Assets in Excess of Liabilities —0.5%					315,392,488

NET ASSETS –100.0%					$58,120,651,876

(a)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,225,000,000 or 2.1% of net assets as of March 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying notes to schedule of investments.

STATE STREET TREASURY MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—77.8%
U.S. Treasury Bill (a)	1.305%	04/05/2018	04/05/2018	$1,176,370,000	$1,176,183,822
U.S. Treasury Bill (a)	1.423%	05/03/2018	05/03/2018	500,000,000	499,367,650
U.S. Treasury Bill (a)	1.430%	04/12/2018	04/12/2018	1,529,111,000	1,528,378,896
U.S. Treasury Bill (a)	1.430%	04/26/2018	04/26/2018	750,000,000	749,159,608
U.S. Treasury Bill (a)	1.490%	05/10/2018	05/10/2018	399,500,000	398,855,459
U.S. Treasury Bill (a)	1.626%	05/24/2018	05/24/2018	436,000,000	434,954,850
U.S. Treasury Bill (a)	1.645%	05/31/2018	05/31/2018	200,000,000	199,451,667
U.S. Treasury Bill (a)	1.670%	06/14/2018	06/14/2018	200,000,000	199,313,444
U.S. Treasury Bill (a)	1.760%	06/28/2018	06/28/2018	300,000,000	298,709,333
U.S. Treasury Bill (a)	1.808%	06/21/2018	06/21/2018	561,000,000	558,752,610
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	198,464,833
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	130,000,000	129,051,320
U.S. Treasury Note, 3 Month USD MMY (b)	1.768%	05/30/2018	01/31/2020	385,000,000	384,876,047
U.S. Treasury Note, 3 Month USD MMY + 0.05% (b)	1.816%	04/05/2018	10/31/2019	75,000,000	75,062,584
U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	1.828%	04/02/2018	07/31/2019	150,000,000	150,184,889
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.838%	05/30/2018	04/30/2019	85,800,000	85,831,199
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,416,058
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.908%	05/30/2018	01/31/2019	49,000,000	49,048,109
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.938%	04/05/2018	10/31/2018	185,000,000	185,189,981
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.942%	05/30/2018	07/31/2018	400,000,000	400,138,334
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.958%	04/05/2018	04/30/2018	536,820,000	536,852,698

TOTAL INVESTMENTS –100.5% (c) (d)					10,842,363,539

Other Assets in Excess of Liabilities —(0.5)%					(49,779,365)

NET ASSETS –100.0%					$10,792,584,174

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying notes to schedule of investments.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—49.3%
U.S. Treasury Bill (a)	1.305%	04/05/2018	04/05/2018	$950,000,000	$949,844,694
U.S. Treasury Bill (a)	1.430%	04/12/2018	04/12/2018	700,000,000	699,678,250
U.S. Treasury Bill (a)	1.430%	04/26/2018	04/26/2018	800,000,000	799,052,586
U.S. Treasury Bill (a)	1.626%	05/24/2018	05/24/2018	251,000,000	250,398,321
U.S. Treasury Bill (a)	1.645%	05/31/2018	05/31/2018	200,000,000	199,451,667
U.S. Treasury Bill (a)	1.670%	06/14/2018	06/14/2018	700,000,000	697,576,089
U.S. Treasury Bill (a)	1.760%	06/28/2018	06/28/2018	400,000,000	398,279,111
U.S. Treasury Bill (a)	1.808%	06/21/2018	06/21/2018	366,000,000	364,518,701
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	198,464,833
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	260,000,000	258,102,640
U.S. Treasury Note, 3 Month USD MMY (b)	1.768%	05/30/2018	01/31/2020	465,000,000	464,804,262
U.S. Treasury Note, 3 Month USD MMY + 0.05% (b)	1.816%	04/05/2018	10/31/2019	199,000,000	199,186,034
U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	1.828%	04/02/2018	07/31/2019	150,000,000	150,184,889
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.838%	05/30/2018	04/30/2019	64,398,000	64,421,783
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,416,058
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.908%	05/30/2018	01/31/2019	205,000,000	205,171,165
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.938%	04/05/2018	10/31/2018	130,000,000	130,133,499
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.942%	05/30/2018	07/31/2018	245,000,000	245,086,119
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.958%	04/05/2018	04/30/2018	333,836,000	333,854,724

TOTAL TREASURY DEBT					6,766,625,425

TREASURY REPURCHASE AGREEMENTS—37.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.375% – 2.500% due 05/31/2020 – 05/15/2024, valued at $211,280,802); expected proceeds $207,179,428	1.800%	04/02/2018	04/02/2018	207,138,000	207,138,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 6.125% due 08/15/2029 – 11/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 07/15/2021, and a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $234,611,416); expected proceeds $230,044,722	1.750%	04/02/2018	04/02/2018	230,000,000	230,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 4.375% due 02/15/2038, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, U.S. Treasury Notes, 1.250% – 2.000% due 03/31/2021 – 11/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 05/15/2027, valued at $102,000,000); expected proceeds 100,034,028	1.750%	04/03/2018	04/03/2018	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/14/2018 and U.S. Treasury Notes, 1.143% – 1.250% due 04/30/2019, valued at $102,000,081); expected proceeds $100,034,028	1.750%	04/04/2018	04/04/2018	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/31/2018 and a U.S. Treasury Bond, 3.000% due 05/15/2045, valued at $51,000,057); expected proceeds $50,009,833	1.770%	04/02/2018	04/02/2018	50,000,000	50,000,000

See accompanying notes to schedule of investments.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/27/2018, U.S. Treasury Bonds, 2.875% – 9.125% due 05/15/2018 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 04/15/2029 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.625% – 1.875% due 07/15/2018 – 01/15/2026, U.S. Treasury Notes, 0.875% – 3.125% due 06/30/2018 – 09/30/2024, and U.S. Treasury Strips, 0.000% due 11/15/2023 – 05/15/2027, valued at $510,000,000); expected proceeds $500,097,778	1.760%	04/02/2018	04/02/2018	$500,000,000	$500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045 and a U.S. Treasury Note, 1.500% due 11/30/2019, valued at $103,020,040); expected proceeds $101,019,976	1.780%	04/02/2018	04/02/2018	101,000,000	101,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 2.000% – 2.250% due 04/30/2021 – 02/15/2023, valued at $153,000,047); expected proceeds $150,051,917	1.780%	04/05/2018	04/05/2018	150,000,000	150,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.750% – 2.000% due 06/30/2022 – 06/30/2024, valued at $275,045,837); expected proceeds $275,045,833	1.500%	04/02/2018	04/02/2018	275,000,000	275,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, valued at $51,003,714); expected proceeds $50,017,111	1.760%	04/03/2018	04/03/2018	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2018 – 11/15/2026, valued at $147,904,152); expected proceeds $145,028,194	1.750%	04/02/2018	04/02/2018	145,000,000	145,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2025 – 02/15/2027, valued at $204,000,387); expected proceeds $200,039,333	1.770%	04/02/2018	04/02/2018	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046 and U.S. Treasury Notes, 1.125% – 2.357% due 01/31/2019 – 01/31/2024, valued at $419,224,917); expected proceeds $411,081,743	1.790%	04/02/2018	04/02/2018	411,000,000	411,000,000
Agreement with LLOYDS Bank PLC, dated 02/21/2018 (collateralized by a U.S. Treasury Note, 1.875% due 05/31/2022, valued at $255,072,798); expected proceeds $251,063,056 (c)	1.720%	03/30/2018	05/21/2018	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 3.750% due 08/15/2041 – 11/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 07/15/2027, and U.S. Treasury Notes, 0.625% – 3.750% due 04/30/2018 – 11/15/2027, valued at $765,000,021); expected proceeds $750,255,028	1.750%	04/04/2018	04/04/2018	750,000,000	750,000,000

See accompanying notes to schedule of investments.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 3.875% due 08/15/2040 – 08/15/2047, U.S. Treasury Inflation Index Bonds, 0.875% – 2.500% due 01/15/2029 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2026, and U.S. Treasury Notes, 1.125% – 2.375% due 06/15/2020 – 05/15/2027, valued at $816,000,077); expected proceeds $800,155,556	1.750%	04/02/2018	04/02/2018	$800,000,000	$800,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 2.875% due 08/15/2045 – 02/15/2046, valued at $259,080,095); expected proceeds $254,050,800	1.800%	04/02/2018	04/02/2018	254,000,000	254,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 02/28/2019, a U.S. Treasury Bond, 5.375% due 02/15/2031, and U.S. Treasury Notes, 0.750% – 2.250% due 08/15/2019 – 11/15/2024, valued at $510,102,528); expected proceeds $500,100,000	1.800%	04/02/2018	04/02/2018	500,000,000	500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					5,073,138,000

TOTAL INVESTMENTS –98.6% (d) (e)					13,525,704,635

Other Assets in Excess of Liabilities —1.4%					192,138,187

NET ASSETS –100.0%					$13,717,842,822

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $250,000,000 or 1.8% of net assets as of March 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

The State Street Money Market Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.

The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended March 31, 2018.

Aggregate Unrealized Appreciation and Depreciation

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$9,627,828,930	$357,171	$1,948,250	$(1,591,079)

Quarterly Report

March 31, 2018

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (UNAUDITED)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	14

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 6.6%
AGL Energy, Ltd. (a)	136,424	$2,283,574
Alumina, Ltd. (a)	493,347	904,031
Amcor, Ltd. (a)	239,545	2,619,684
AMP, Ltd. (a)	586,994	2,262,365
APA Group (a)	225,213	1,369,531
Aristocrat Leisure, Ltd. (a)	109,598	2,043,588
ASX, Ltd. (a)	37,308	1,614,731
Aurizon Holdings, Ltd. (a)	390,597	1,279,761
AusNet Services (a)	348,352	449,995
Australia & New Zealand Banking Group, Ltd. (a)	591,101	12,286,771
Bank of Queensland, Ltd. (a)	68,403	579,873
Bendigo & Adelaide Bank, Ltd. (a)	96,339	732,559
BHP Billiton PLC (a)	426,498	8,427,765
BHP Billiton, Ltd. (a)	645,825	14,296,396
BlueScope Steel, Ltd. (a)	109,929	1,291,650
Boral, Ltd. (a)	227,560	1,310,927
Brambles, Ltd. (a)	329,568	2,540,248
Caltex Australia, Ltd. (a)	50,679	1,229,445
Challenger, Ltd. (a)	108,660	971,873
CIMIC Group, Ltd. (a)	18,465	634,693
Coca-Cola Amatil, Ltd. (a)	110,525	739,148
Cochlear, Ltd. (a)	11,339	1,590,459
Commonwealth Bank of Australia (a)	351,792	19,647,225
Computershare, Ltd. (a)	90,882	1,217,182
Crown Resorts, Ltd. (a)	72,799	714,032
CSL, Ltd. (a)	91,088	10,959,860
Dexus REIT (a)	193,727	1,393,161
Domino’s Pizza Enterprises, Ltd. (a)	10,034	322,898
Flight Centre Travel Group, Ltd. (a) (b)	12,119	532,804
Fortescue Metals Group, Ltd. (a)	335,437	1,128,507
Goodman Group REIT (a)	373,655	2,426,384
GPT Group REIT (a)	350,848	1,284,187
Harvey Norman Holdings, Ltd. (a) (b)	107,605	307,257
Healthscope, Ltd. (a)	380,823	569,849
Incitec Pivot, Ltd. (a)	367,854	999,821
Insurance Australia Group, Ltd. (a)	488,074	2,822,234
LendLease Group (a)	109,999	1,472,839
Macquarie Group, Ltd. (a)	63,723	5,074,475
Medibank Pvt, Ltd. (a)	550,916	1,234,935
Mirvac Group REIT (a)	729,572	1,210,888
National Australia Bank, Ltd. (a).	540,592	11,918,860
Newcrest Mining, Ltd. (a)	159,334	2,400,039
Oil Search, Ltd. (a)	264,499	1,467,304
Orica, Ltd. (a)	81,615	1,121,940
Origin Energy, Ltd. (a) (c)	341,400	2,300,966
QBE Insurance Group, Ltd. (a)	260,721	1,942,636
Ramsay Health Care, Ltd. (a)	27,411	1,318,888
REA Group, Ltd. (a)	9,620	589,869
Santos, Ltd. (a)(c)	363,770	1,432,847

Security Description	Shares	Value
Scentre Group REIT (a)	1,059,980	$3,123,823
SEEK, Ltd. (a)	65,966	950,214
Sonic Healthcare, Ltd. (a)	77,068	1,361,881
South32, Ltd. (a)	1,039,412	2,608,824
Stockland REIT (a)	468,081	1,450,518
Suncorp Group, Ltd. (a)	267,454	2,754,785
Sydney Airport (a)	237,840	1,231,541
Tabcorp Holdings, Ltd. (a)	407,906	1,381,450
Telstra Corp., Ltd. (a)	866,609	2,095,047
TPG Telecom, Ltd. (a) (b)	84,887	360,195
Transurban Group Stapled Security (a)	440,257	3,877,399
Treasury Wine Estates, Ltd. (a)	151,702	1,979,443
Vicinity Centres REIT (a)	644,384	1,196,157
Wesfarmers, Ltd. (a)	229,274	7,337,482
Westfield Corp. REIT (a)	382,276	2,504,136
Westpac Banking Corp. (a)	682,212	15,090,941
Woodside Petroleum, Ltd. (a)	185,291	4,196,430
Woolworths, Ltd. (a)	265,006	5,371,832

		198,143,052

AUSTRIA — 0.3%
ANDRITZ AG (a)	14,225	795,045
Erste Group Bank AG (a)	61,851	3,107,938
OMV AG (a)	27,483	1,602,220
Raiffeisen Bank International AG (a) (c)	27,489	1,070,164
Voestalpine AG (a)	21,677	1,136,560

		7,711,927

BELGIUM — 1.1%
Ageas (a)	39,339	2,029,082
Anheuser-Busch InBev SA (a)	153,075	16,821,897
Colruyt SA (a)	13,634	754,268
Groupe Bruxelles Lambert SA (a)	16,899	1,931,854
KBC Group NV (a)	51,135	4,450,608
Proximus SADP (a)	33,328	1,035,734
Solvay SA (a)	15,435	2,144,105
Telenet Group Holding NV (a) (c)	10,840	724,245
UCB SA (a)	26,363	2,145,913
Umicore SA (a)	43,409	2,298,479

		34,336,185

CHILE — 0.0% (d)
Antofagasta PLC (a)	76,960	994,863

CHINA — 0.0% (d)
Minth Group, Ltd. (a)	136,000	623,969
Yangzijiang Shipbuilding Holdings, Ltd. (a)	386,100	359,565

		983,534

DENMARK — 1.8%
AP Moeller - Maersk A/S Class B (a)	1,323	2,063,862
AP Moller - Maersk A/S Class A (a)	759	1,117,760
Carlsberg A/S Class B (a)	20,602	2,458,833

See accompanying notes to schedule of investments.

1

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Chr Hansen Holding A/S (a)	19,507	$1,687,633
Coloplast A/S Class B (a)	23,177	1,965,054
Danske Bank A/S (a)	147,452	5,522,676
DONG Energy A/S (a) (e)	36,713	2,387,710
DSV A/S (a)	36,332	2,867,262
Genmab A/S (a) (c)	11,676	2,514,581
H Lundbeck A/S (a)	15,024	843,524
ISS A/S (a)	33,601	1,247,450
Novo Nordisk A/S Class B (a)	362,987	17,847,051
Novozymes A/S Class B (a)	43,756	2,277,083
Pandora A/S (a)	20,776	2,247,029
TDC A/S (a) (c)	167,111	1,384,253
Tryg A/S (a)	20,264	471,955
Vestas Wind Systems A/S (a)	42,940	3,071,273
William Demant Holding A/S (a) (c)	21,003	782,070

		52,757,059

FINLAND — 1.0%
Elisa Oyj (a)	30,461	1,377,060
Fortum Oyj (a) (b)	86,050	1,847,710
Kone Oyj Class B (a)	69,387	3,461,268
Metso Oyj (a) (b)	21,684	683,807
Neste Oyj (a) (b)	26,875	1,869,724
Nokia Oyj (a)	1,182,530	6,526,885
Nokian Renkaat Oyj (a) (b)	25,302	1,148,516
Orion Oyj Class B (a)	18,821	575,878
Sampo Oyj Class A (a)	90,946	5,064,375
Stora Enso Oyj Class R (a) (b)	114,770	2,109,176
UPM-Kymmene Oyj (a)	109,102	4,042,859
Wartsila Oyj Abp (a)	92,629	2,045,670

		30,752,928

FRANCE — 10.4%
Accor SA (a)	39,099	2,111,288
Aeroports de Paris (a)	6,138	1,336,584
Air Liquide SA (a)	86,298	10,585,118
Airbus SE (a)	116,851	13,519,815
Alstom SA (a)	29,273	1,319,641
Amundi SA (a) (e)	11,164	896,113
Arkema SA (a)	13,296	1,734,932
Atos SE (a)	19,577	2,680,922
AXA SA (a)	391,189	10,393,913
BioMerieux (a)	7,650	629,745
BNP Paribas SA (a)	225,725	16,731,768
Bollore SA (a)	177,393	945,822
Bouygues SA (a)	43,556	2,182,756
Bureau Veritas SA (a)	56,343	1,463,869
Capgemini SE (a)	31,811	3,967,266
Carrefour SA (a) (b)	120,423	2,496,342
Casino Guichard Perrachon SA (a) (b)	9,801	479,807
Cie de Saint-Gobain (a)	98,402	5,193,587
Cie Generale des Etablissements Michelin SCA (a)	33,745	4,993,268
CNP Assurances (a)	37,775	953,135
Credit Agricole SA (a)	232,857	3,794,885
Danone SA (a)	121,737	9,865,901
Dassault Aviation SA (a)	493	941,375

Security Description	Shares	Value
Dassault Systemes SE (a)	26,549	$3,608,730
Edenred (a)	47,234	1,642,118
Eiffage SA (a)	15,468	1,760,811
Electricite de France SA (a)	121,761	1,762,063
Engie SA (a)	359,138	5,994,137
Essilor International Cie Generale d’Optique SA (a)	40,877	5,511,645
Eurazeo SA (a)	9,612	884,611
Eutelsat Communications SA (a).	34,717	687,771
Faurecia SA (a)	14,020	1,133,890
Fonciere Des Regions REIT (a)	5,920	652,766
Gecina SA REIT (a)	9,550	1,656,418
Getlink SE	89,839	1,281,667
Hermes International (a)	6,292	3,727,774
ICADE REIT (a)	6,016	583,776
Iliad SA (a)	4,881	1,009,993
Imerys SA (a)	6,262	608,268
Ingenico Group SA (a)	11,002	892,565
Ipsen SA (a)	7,077	1,099,482
JCDecaux SA (a)	12,680	440,737
Kering SA (a)	15,326	7,347,028
Klepierre SA REIT (a)	41,883	1,687,363
Lagardere SCA (a)	26,741	763,461
Legrand SA (a)	52,632	4,127,528
L’Oreal SA (a)	50,752	11,457,191
LVMH Moet Hennessy Louis Vuitton SE (a)	56,012	17,252,987
Natixis SA (a)	177,116	1,452,581
Orange SA (a)	403,955	6,863,020
Pernod Ricard SA	42,979	7,149,010
Peugeot SA (a)	117,706	2,832,906
Publicis Groupe SA (a)	42,712	2,972,665
Remy Cointreau SA (a)	4,144	590,827
Renault SA (a)	39,186	4,752,818
Rexel SA (a)	57,244	969,226
Safran SA (a)	67,513	7,161,641
Sanofi (a)	228,300	18,309,875
Schneider Electric SE (a)	114,279	10,058,662
SCOR SE (a)	34,029	1,388,564
SEB SA (a)	4,595	878,457
Societe BIC SA	6,060	602,566
Societe Generale SA (a)	154,955	8,411,563
Sodexo SA (a)	18,247	1,835,629
Suez (a)	69,418	1,005,373
Teleperformance (a)	12,119	1,878,459
Thales SA (a)	20,356	2,478,628
TOTAL SA (a)	481,600	27,591,686
Ubisoft Entertainment SA (a) (c)	11,647	985,229
Unibail-Rodamco SE REIT (a) (b)	19,713	4,500,717
Valeo SA (a)	49,195	3,252,669
Veolia Environnement SA (a)	99,510	2,362,944
Vinci SA (a)	102,277	10,068,867
Vivendi SA (a)	203,942	5,286,617
Wendel SA (a)	5,866	914,252

		313,348,083

GERMANY — 9.5%
1&1 Drillisch AG (a)	9,793	660,432

See accompanying notes to schedule of investments.

2

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
adidas AG (a)	37,996	$9,239,822
Allianz SE (a)	89,534	20,229,942
Axel Springer SE (a)	8,400	702,344
BASF SE (a)	184,406	18,692,840
Bayer AG (a)	166,027	18,707,721
Bayerische Motoren Werke AG (a)	64,974	7,063,759
Bayerische Motoren Werke AG Preference Shares (a)	10,669	1,000,683
Beiersdorf AG (a)	20,980	2,376,454
Brenntag AG (a)	32,359	1,925,461
Commerzbank AG (a) (c)	218,827	2,839,496
Continental AG (a)	21,630	5,971,539
Covestro AG (a) (e)	33,230	3,270,465
Daimler AG (a)	193,476	16,476,128
Deutsche Bank AG (a)	406,032	5,661,572
Deutsche Boerse AG (a)	38,031	5,196,430
Deutsche Lufthansa AG (a)	45,513	1,454,228
Deutsche Post AG (a)	196,035	8,582,010
Deutsche Telekom AG (a)	671,603	10,982,543
Deutsche Wohnen SE (a)	72,901	3,399,898
E.ON SE (a)	434,442	4,825,205
Evonik Industries AG (a)	32,526	1,146,417
Fraport AG Frankfurt Airport Services Worldwide (a)	8,539	842,321
Fresenius Medical Care AG & Co. KGaA (a)	42,627	4,351,492
Fresenius SE & Co. KGaA (a)	84,280	6,441,314
Fuchs Petrolub SE Preference Shares (a)	14,455	784,302
GEA Group AG (a)	34,939	1,485,117
Hannover Rueck SE (a)	11,672	1,591,659
HeidelbergCement AG (a)	30,629	3,007,587
Henkel AG & Co. KGaA Preference Shares (a)	35,184	4,622,791
Henkel AG & Co. KGaA (a)	20,842	2,624,472
HOCHTIEF AG (a)	3,385	632,446
HUGO BOSS AG (a)	12,222	1,064,224
Infineon Technologies AG (a)	223,219	6,000,154
Innogy SE (a) (e)	27,779	1,316,063
KION Group AG (a)	15,135	1,412,325
KS AG (a)	35,264	1,017,999
Lanxess AG (a)	19,401	1,486,481
Linde AG (a) (c)	37,510	7,922,345
MAN SE (a)	7,275	847,920
Merck KGaA (a)	26,763	2,566,603
METRO AG (a)	33,622	594,493
MTU Aero Engines AG (a)	10,930	1,841,219
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	31,358	7,288,476
OSRAM Licht AG (a)	19,225	1,414,025
Porsche Automobil Holding SE Preference Shares (a)	31,680	2,639,506
ProSiebenSat.1 Media SE (a)	44,142	1,528,178
QIAGEN NV (a) (c)	43,176	1,395,129
RWE AG (a) (c)	100,348	2,479,213
SAP SE (a)	197,250	20,697,565

Security Description	Shares	Value
Schaeffler AG Preference Shares (a)	36,347	$561,070
Siemens AG (a)	153,563	19,584,678
Symrise AG (a)	25,775	2,074,377
Telefonica Deutschland Holding AG (a)	156,139	733,325
ThyssenKrupp AG (a)	90,365	2,358,471
TUI AG (a)	82,896	1,777,334
Uniper SE (a)	37,169	1,132,177
United Internet AG (a)	23,007	1,448,979
Volkswagen AG (a)	5,948	1,189,914
Volkswagen AG Preference Shares (a)	37,540	7,478,597
Vonovia SE (a)	95,786	4,747,694
Wirecard AG (a)	24,195	2,866,716
Zalando SE (a) (c) (e)	20,797	1,134,312

		287,388,452

HONG KONG — 3.5%
AIA Group, Ltd. (a)	2,423,200	20,714,755
ASM Pacific Technology, Ltd. (a)	67,000	943,900
Bank of East Asia, Ltd. (a)	265,556	1,064,035
BOC Hong Kong Holdings, Ltd. (a)	734,000	3,600,772
CK Asset Holdings, Ltd. (a)	511,179	4,313,792
CK Hutchison Holdings, Ltd. (a).	547,000	6,572,222
CK Infrastructure Holdings, Ltd. (a)	131,000	1,073,695
CLP Holdings, Ltd. (a)	326,500	3,328,932
First Pacific Co., Ltd. (a)	524,000	284,775
Galaxy Entertainment Group, Ltd. (a)	468,000	4,295,541
Hang Lung Group, Ltd. (a)	187,000	613,251
Hang Lung Properties, Ltd. (a)	396,000	929,404
Hang Seng Bank, Ltd. (a)	151,800	3,526,944
Henderson Land Development Co., Ltd. (a)	245,254	1,608,117
HK Electric Investments & HK Electric Investments, Ltd. (a) (b) (e)	621,990	601,537
HKT Trust & HKT, Ltd. (a)	827,000	1,040,536
Hong Kong & China Gas Co., Ltd. (a)	1,668,500	3,438,311
Hong Kong Exchanges & Clearing, Ltd. (a)	237,925	7,836,397
Hongkong Land Holdings, Ltd. (a)	226,800	1,566,963
Hysan Development Co., Ltd. (a)	131,000	695,183
Jardine Matheson Holdings, Ltd. (a)	43,600	2,686,906
Jardine Strategic Holdings, Ltd. (a)	42,600	1,637,700
Kerry Properties, Ltd. (a)	118,000	533,584
Kingston Financial Group, Ltd. (a)	754,000	340,132
Li & Fung, Ltd. (a)	1,090,000	537,334
Link REIT (a)	436,000	3,737,199

See accompanying notes to schedule of investments.

3

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Melco Resorts & Entertainment,
Ltd. ADR	52,423	$1,519,219
MTR Corp., Ltd. (a)	316,145	1,706,566
New World Development Co., Ltd. (a)	1,240,162	1,767,512
NWS Holdings, Ltd. (a)	274,810	500,544
PCCW, Ltd. (a)	748,000	434,107
Power Assets Holdings, Ltd. (a) .	278,500	2,487,900
Sands China, Ltd. (a)	484,400	2,632,341
Shangri-La Asia, Ltd. (a)	272,000	552,274
Sino Land Co., Ltd. (a)	595,379	965,002
SJM Holdings, Ltd. (a)	448,000	392,482
Sun Hung Kai Properties, Ltd. (a)	286,000	4,539,580
Swire Pacific, Ltd. Class A (a)	99,500	1,007,576
Swire Properties, Ltd. (a)	238,200	837,776
Techtronic Industries Co., Ltd. (a)	290,000	1,702,002
WH Group, Ltd. (a) (e)	1,830,809	1,961,648
Wharf Holdings, Ltd. (a)	226,000	782,462
Wharf Real Estate Investment Co., Ltd. (a) (c)	256,000	1,673,282
Wheelock & Co., Ltd. (a)	175,000	1,283,608
Yue Yuen Industrial Holdings, Ltd. (a)	149,500	598,955

		104,866,753

IRELAND — 0.5%
AerCap Holdings NV (c)	28,614	1,451,302
AIB Group PLC	150,377	904,733
Bank of Ireland Group PLC (a) (c)	170,721	1,495,280
CRH PLC (a)	154,455	5,229,136
James Hardie Industries PLC (a) .	85,085	1,508,088
Kerry Group PLC Class A	28,985	2,937,331
Paddy Power Betfair PLC	14,637	1,502,210
Ryanair Holdings PLC ADR (c)	4,205	516,584

		15,544,664

ISRAEL — 0.4%
Azrieli Group, Ltd. (a)	7,782	373,742
Bank Hapoalim BM (a)	211,075	1,450,201
Bank Leumi Le-Israel BM (a)	283,811	1,712,757
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	417,768	534,959
Check Point Software Technologies, Ltd. (c)	23,910	2,375,219
Elbit Systems, Ltd. (a)	5,012	602,936
Frutarom Industries, Ltd. (a)	8,120	745,923
Israel Chemicals, Ltd. (a)	150,124	636,731
Mizrahi Tefahot Bank, Ltd. (a)	25,993	497,458
Nice, Ltd. (a)	12,240	1,142,600
Teva Pharmaceutical Industries, Ltd. ADR	44,328	757,565
Teva Pharmaceutical Industries, Ltd. (a)	129,045	2,199,854

		13,029,945

Security Description	Shares	Value
ITALY — 2.1%
Assicurazioni Generali SpA (a)	246,575	$4,737,410
Atlantia SpA (a)	90,764	2,811,075
Davide Campari-Milano SpA (a) .	107,255	811,612
Enel SpA (a)	1,590,401	9,727,259
Eni SpA (a)	497,909	8,766,518
Ferrari NV (a)	24,505	2,944,352
Intesa Sanpaolo SpA (a) (f)	2,635,132	9,589,847
Intesa Sanpaolo SpA (a) (f)	193,158	731,294
Leonardo SpA (a)	85,867	992,580
Luxottica Group SpA (a)	32,402	2,011,981
Mediobanca Banca di Credito Finanziario SpA (a)	127,025	1,492,628
Poste Italiane SpA (a) (e)	105,767	965,642
Prysmian SpA (a)	37,010	1,161,627
Recordati SpA (a)	22,725	838,038
Snam SpA (a)	433,728	1,992,792
Telecom Italia SpA/Milano (a) (c) (f)	2,182,301	2,071,069
Telecom Italia SpA/Milano (a) (f)	1,270,582	1,057,335
Terna Rete Elettrica Nazionale SpA (a)	257,268	1,502,712
UniCredit SpA (a) (c)	392,222	8,193,888
UnipolSai Assicurazioni SpA (a)	194,056	461,190

		62,860,849

JAPAN — 24.1%
ABC-Mart, Inc. (a)	5,800	382,149
Acom Co., Ltd. (a) (b) (c)	91,400	410,653
Aeon Co., Ltd. (a)	127,200	2,263,414
AEON Financial Service Co., Ltd. (a)	20,500	475,584
Aeon Mall Co., Ltd. (a)	24,100	507,139
Air Water, Inc. (a)	25,000	488,917
Aisin Seiki Co., Ltd. (a)	37,000	2,020,244
Ajinomoto Co., Inc. (a)	113,400	2,060,436
Alfresa Holdings Corp. (a) (b)	37,400	844,958
Alps Electric Co., Ltd. (a)	43,200	1,069,932
Amada Holdings Co., Ltd. (a)	73,000	887,808
ANA Holdings, Inc. (a)	23,600	914,976
Aozora Bank, Ltd. (a)	22,800	915,582
Asahi Glass Co., Ltd. (a)	38,500	1,614,263
Asahi Group Holdings, Ltd. (a)	76,600	4,121,572
Asahi Kasei Corp. (a)	251,200	3,359,235
Asics Corp. (a)	27,100	505,024
Astellas Pharma, Inc. (a)	419,400	6,418,452
Bandai Namco Holdings, Inc. (a)	42,600	1,379,407
Bank of Kyoto, Ltd. (a)	12,500	708,716
Benesse Holdings, Inc. (a)	13,600	495,015
Bridgestone Corp. (a)	128,000	5,634,121
Brother Industries, Ltd. (a)	44,800	1,039,334
Calbee, Inc. (a) (b)	15,100	513,361
Canon, Inc. (a)	215,700	7,829,273
Casio Computer Co., Ltd. (a) (b)	37,900	564,844
Central Japan Railway Co. (a)	28,400	5,422,730
Chiba Bank, Ltd. (a)	134,000	1,096,142

See accompanying notes to schedule of investments.

4

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Chubu Electric Power Co., Inc. (a)	135,200	$1,941,357
Chugai Pharmaceutical Co., Ltd. (a)	43,500	2,209,564
Chugoku Electric Power Co., Inc. (a)	57,100	697,918
Coca-Cola Bottlers Japan Holdings, Inc. (a)	24,100	995,785
Concordia Financial Group, Ltd. (a)	237,100	1,339,469
Credit Saison Co., Ltd. (a)	28,200	472,243
CYBERDYNE, Inc. (a) (b) (c)	13,100	187,968
Dai Nippon Printing Co., Ltd. (a)	50,000	1,039,583
Daicel Corp. (a)	51,500	565,812
Daifuku Co., Ltd. (a)	18,300	1,085,522
Dai-ichi Life Holdings, Inc. (a)	213,400	3,941,713
Daiichi Sankyo Co., Ltd. (a)	112,300	3,769,146
Daikin Industries, Ltd. (a)	49,100	5,457,493
Daito Trust Construction Co., Ltd. (a)	13,400	2,282,756
Daiwa House Industry Co., Ltd. (a)	112,000	4,316,842
Daiwa House REIT Investment Corp. (a)	371	897,503
Daiwa Securities Group, Inc. (a)	315,000	2,028,353
DeNA Co., Ltd. (a) (b)	17,400	317,066
Denso Corp. (a)	93,900	5,167,589
Dentsu, Inc. (a)	41,500	1,834,952
Disco Corp. (a)	5,500	1,176,195
Don Quijote Holdings Co., Ltd. (a)	23,100	1,324,552
East Japan Railway Co. (a)	64,500	6,033,471
Eisai Co., Ltd. (a)	53,100	3,420,694
Electric Power Development Co., Ltd. (a)	29,400	758,204
FamilyMart UNY Holdings Co., Ltd. (a)	17,000	1,417,120
FANUC Corp. (a)	39,100	10,067,709
Fast Retailing Co., Ltd. (a)	10,500	4,220,376
Fuji Electric Co., Ltd. (a)	124,000	854,763
FUJIFILM Holdings Corp. (a)	81,900	3,272,259
Fujitsu, Ltd. (a)	396,000	2,407,708
Fukuoka Financial Group, Inc. (a)	171,000	937,252
Hachijuni Bank Ltd. (a)	78,600	427,388
Hakuhodo DY Holdings, Inc. (a) .	41,000	566,263
Hamamatsu Photonics KK (a)	27,400	1,054,641
Hankyu Hanshin Holdings, Inc. (a)	46,300	1,735,017
Hikari Tsushin, Inc. (a)	3,900	629,419
Hino Motors, Ltd. (a)	49,600	645,354
Hirose Electric Co., Ltd. (a) (b)	6,510	899,808
Hisamitsu Pharmaceutical Co., Inc. (a)	13,100	1,013,196
Hitachi Chemical Co., Ltd. (a)	19,900	444,795
Hitachi Construction Machinery Co., Ltd. (a)	19,300	749,553

Security Description	Shares	Value
Hitachi High-Technologies Corp. (a)	11,800	$561,245
Hitachi Metals, Ltd. (a)	40,500	476,234
Hitachi, Ltd. (a)	978,000	7,127,050
Honda Motor Co., Ltd. (a)	346,500	12,000,849
Hoshizaki Corp. (a)	9,900	883,052
Hoya Corp. (a)	78,800	3,982,452
Hulic Co., Ltd. (a)	68,000	741,425
Idemitsu Kosan Co., Ltd. (a)	27,200	1,041,230
IHI Corp. (a)	30,200	942,696
Iida Group Holdings Co., Ltd. (a)	26,200	490,001
Inpex Corp. (a)	197,400	2,450,867
Isetan Mitsukoshi Holdings, Ltd. (a)	68,300	756,173
Isuzu Motors, Ltd. (a)	116,000	1,778,209
ITOCHU Corp. (a) (b)	294,500	5,753,724
J Front Retailing Co., Ltd. (a)	52,200	882,081
Japan Airlines Co., Ltd. (a)	23,600	961,398
Japan Airport Terminal Co., Ltd. (a) (b)	8,200	318,538
Japan Exchange Group, Inc. (a) .	109,300	2,047,606
Japan Post Bank Co., Ltd. (a) (b) .	75,600	1,026,491
Japan Post Holdings Co., Ltd. (a)	321,900	3,913,885
Japan Prime Realty Investment Corp. REIT (a)	191	694,267
Japan Real Estate Investment Corp. REIT (a)	258	1,341,829
Japan Retail Fund Investment Corp. REIT (a)	542	1,051,556
Japan Tobacco, Inc. (a)	223,000	6,373,734
JFE Holdings, Inc. (a)	108,700	2,193,759
JGC Corp. (a) (b)	42,000	914,921
JSR Corp. (a)	42,300	952,494
JTEKT Corp. (a)	38,300	564,633
JXTG Holdings, Inc. (a)	631,300	3,850,760
Kajima Corp. (a)	177,000	1,664,902
Kakaku.com, Inc. (a)	26,600	470,993
Kamigumi Co., Ltd. (a)	20,000	448,569
Kaneka Corp. (a)	49,000	487,683
Kansai Electric Power Co., Inc. (a)	132,800	1,737,201
Kansai Paint Co., Ltd. (a)	39,400	921,381
Kao Corp. (a)	100,200	7,526,250
Kawasaki Heavy Industries, Ltd. (a)	32,800	1,058,990
KDDI Corp. (a)	365,400	9,415,529
Keihan Holdings Co., Ltd. (a)	16,800	521,488
Keikyu Corp. (a)	43,500	764,986
Keio Corp. (a)	21,000	905,575
Keisei Electric Railway Co., Ltd. (a)	28,100	865,399
Keyence Corp. (a)	19,600	12,249,625
Kikkoman Corp. (a)	28,000	1,135,773
Kintetsu Group Holdings Co., Ltd. (a)	35,300	1,387,707
Kirin Holdings Co., Ltd. (a)	171,400	4,565,383
Kobe Steel, Ltd. (a) (c)	53,600	531,951

See accompanying notes to schedule of investments.

5

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Koito Manufacturing Co., Ltd. (a) (b)	23,100	$1,614,004
Komatsu, Ltd. (a)	187,200	6,274,246
Konami Holdings Corp. (a)	18,400	937,540
Konica Minolta, Inc. (a) (b)	93,100	791,849
Kose Corp. (a) (b)	6,500	1,367,155
Kubota Corp. (a)	209,500	3,694,894
Kuraray Co., Ltd. (a)	66,900	1,160,533
Kurita Water Industries, Ltd. (a)	17,800	574,933
Kyocera Corp. (a)	63,700	3,613,534
Kyowa Hakko Kirin Co., Ltd. (a).	50,400	1,095,131
Kyushu Electric Power Co., Inc. (a)	82,000	990,868
Kyushu Financial Group, Inc. (a).	61,500	307,313
Kyushu Railway Co. (a) (b)	30,700	958,235
Lawson, Inc. (a)	9,100	622,418
LINE Corp. (a) (c)	8,000	315,005
Lion Corp. (a)	49,600	1,018,406
LIXIL Group Corp. (a)	57,100	1,267,286
M3, Inc. (a)	40,100	1,843,463
Mabuchi Motor Co., Ltd. (a)	9,600	477,827
Makita Corp. (a)	46,600	2,309,484
Marubeni Corp. (a)	342,100	2,499,488
Marui Group Co., Ltd. (a) (b)	39,800	802,997
Maruichi Steel Tube, Ltd. (a) (b)	10,400	317,100
Mazda Motor Corp. (a) (b)	111,100	1,486,600
McDonald’s Holdings Co. Japan, Ltd. (a)	13,200	625,023
Mebuki Financial Group, Inc. (a)	181,300	704,604
Medipal Holdings Corp. (a)	38,600	806,036
MEIJI Holdings Co., Ltd. (a)	25,600	1,967,531
MINEBEA MITSUMI, Inc. (a) (b)	78,300	1,684,454
MISUMI Group, Inc. (a) (b)	54,000	1,496,338
Mitsubishi Chemical Holdings Corp. (a)	295,300	2,876,666
Mitsubishi Corp. (a)	305,200	8,219,945
Mitsubishi Electric Corp. (a)	391,700	6,360,794
Mitsubishi Estate Co., Ltd. (a)	247,700	4,151,476
Mitsubishi Gas Chemical Co., Inc. (a)	35,900	866,814
Mitsubishi Heavy Industries, Ltd. (a) (b)	66,400	2,561,641
Mitsubishi Materials Corp. (a)	21,600	640,606
Mitsubishi Motors Corp. (a) (b)	146,300	1,046,806
Mitsubishi Tanabe Pharma Corp. (a)	49,200	994,517
Mitsubishi UFJ Financial Group, Inc. (a)	2,396,200	15,932,460
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	81,700	489,681
Mitsui & Co., Ltd. (a)	335,700	5,779,663
Mitsui Chemicals, Inc. (a)	34,600	1,099,091
Mitsui Fudosan Co., Ltd. (a)	182,100	4,398,395
Mitsui OSK Lines, Ltd. (a)	20,200	573,931
Mixi, Inc. (a)	8,800	329,419
Mizuho Financial Group, Inc. (a)	4,869,200	8,878,107

Security Description	Shares	Value
MS&AD Insurance Group
Holdings, Inc. (a)	97,700	$3,036,472
Murata Manufacturing Co., Ltd. (a)	37,700	5,206,503
Nabtesco Corp. (a)	24,000	935,244
Nagoya Railroad Co., Ltd. (a)	36,000	919,090
NEC Corp. (a)	50,400	1,417,426
Nexon Co., Ltd. (a) (c)	77,400	1,312,893
NGK Insulators, Ltd. (a)	57,500	996,528
NGK Spark Plug Co., Ltd. (a)	29,600	713,611
NH Foods, Ltd. (a)	16,500	677,852
Nidec Corp. (a)	48,200	7,422,232
Nikon Corp. (a)	67,200	1,215,326
Nintendo Co., Ltd. (a)	22,800	10,134,665
Nippon Building Fund, Inc. REIT (a)	264	1,465,120
Nippon Electric Glass Co., Ltd. (a)	15,200	440,849
Nippon Express Co., Ltd. (a)	15,800	1,045,931
Nippon Paint Holdings Co., Ltd. (a)	30,200	1,112,936
Nippon Prologis REIT, Inc. (a)	331	719,284
Nippon Steel & Sumitomo Metal Corp. (a)	155,900	3,424,543
Nippon Telegraph & Telephone Corp. (a)	140,100	6,539,473
Nippon Yusen KK (a)	36,600	718,974
Nissan Chemical Industries, Ltd. (a)	24,200	1,005,825
Nissan Motor Co., Ltd. (a) (b)	458,000	4,729,986
Nisshin Seifun Group, Inc. (a)	40,900	813,139
Nissin Foods Holdings Co., Ltd. (a)	11,800	819,113
Nitori Holdings Co., Ltd. (a)	16,000	2,807,306
Nitto Denko Corp. (a)	34,200	2,586,142
NOK Corp. (a)	19,900	388,801
Nomura Holdings, Inc. (a)	718,200	4,190,216
Nomura Real Estate Holdings, Inc. (a)	22,600	530,951
Nomura Real Estate Master Fund, Inc. (a)	818	1,139,013
Nomura Research Institute, Ltd. (a)	26,000	1,229,112
NSK, Ltd. (a)	73,800	993,363
NTT Data Corp. (a)	134,700	1,416,126
NTT DOCOMO, Inc. (a)	276,200	7,044,923
Obayashi Corp. (a)	125,800	1,386,512
Obic Co., Ltd. (a)	13,100	1,104,481
Odakyu Electric Railway Co., Ltd. (a)	63,300	1,290,184
Oji Holdings Corp. (a)	169,000	1,089,812
Olympus Corp. (a)	60,600	2,318,485
Omron Corp. (a)	40,000	2,339,470
Ono Pharmaceutical Co., Ltd. (a)	79,400	2,527,558
Oracle Corp. Japan (a)	7,400	614,473
Oriental Land Co., Ltd. (a)	43,200	4,422,387
ORIX Corp. (a)	261,500	4,688,756
Osaka Gas Co., Ltd. (a) (b)	71,200	1,416,824

See accompanying notes to schedule of investments.

6

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Otsuka Corp. (a)	22,600	$1,152,807
Otsuka Holdings Co., Ltd. (a)	77,400	3,884,366
Panasonic Corp. (a)	447,000	6,422,459
Park24 Co., Ltd. (a) (b)	25,300	690,729
Pola Orbis Holdings, Inc. (a)	16,800	700,707
Rakuten, Inc. (a)	182,000	1,504,758
Recruit Holdings Co., Ltd. (a)	217,300	5,449,141
Renesas Electronics Corp. (a) (c)	130,700	1,314,577
Resona Holdings, Inc. (a)	443,700	2,386,099
Ricoh Co., Ltd. (a) (b)	135,700	1,341,249
Rinnai Corp. (a)	7,700	732,679
Rohm Co., Ltd. (a)	19,800	1,880,404
Ryohin Keikaku Co., Ltd. (a)	4,500	1,504,186
Sankyo Co., Ltd. (a)	9,200	322,005
Santen Pharmaceutical Co., Ltd. (a)	70,000	1,172,825
SBI Holdings, Inc. (a) (b)	38,100	895,661
Secom Co., Ltd. (a)	41,900	3,122,543
Sega Sammy Holdings, Inc. (a)	32,200	521,985
Seibu Holdings, Inc. (a)	48,100	843,748
Seiko Epson Corp. (a)	60,800	1,054,198
Sekisui Chemical Co., Ltd. (a)	85,200	1,494,920
Sekisui House, Ltd. (a)	118,700	2,173,072
Seven & i Holdings Co., Ltd. (a)	152,700	6,543,879
Seven Bank, Ltd. (a) (b)	126,400	405,706
Sharp Corp. (a) (c)	28,500	853,994
Shimadzu Corp. (a)	49,400	1,363,407
Shimamura Co., Ltd. (a)	3,700	461,585
Shimano, Inc. (a)	15,400	2,223,465
Shimizu Corp. (a)	104,600	933,593
Shin-Etsu Chemical Co., Ltd. (a)	78,600	8,202,939
Shinsei Bank, Ltd. (a)	30,900	479,602
Shionogi & Co., Ltd. (a) (b)	61,000	3,178,127
Shiseido Co., Ltd. (a)	75,100	4,825,192
Shizuoka Bank, Ltd. (a)	102,000	981,392
Showa Shell Sekiyu KK (a)	34,700	472,613
SMC Corp. (a)	11,300	4,599,206
SoftBank Group Corp. (a)	166,100	12,396,016
Sohgo Security Services Co., Ltd. (a)	15,700	771,952
Sompo Holdings, Inc. (a)	72,800	2,934,849
Sony Corp. (a)	254,600	12,532,878
Sony Financial Holdings, Inc. (a) (b)	33,200	606,550
Stanley Electric Co., Ltd. (a)	27,300	1,025,553
Start Today Co., Ltd. (a)	37,000	963,515
Subaru Corp. (a)	121,800	4,034,001
SUMCO Corp. (a)	50,000	1,306,554
Sumitomo Chemical Co., Ltd. (a)	330,000	1,915,551
Sumitomo Corp. (a)	235,400	3,945,585
Sumitomo Dainippon Pharma Co., Ltd. (a) (b)	26,900	449,610
Sumitomo Electric Industries, Ltd. (a)	151,700	2,319,706
Sumitomo Heavy Industries, Ltd. (a)	22,800	871,579
Sumitomo Metal Mining Co., Ltd. (a) (b)	51,500	2,131,224

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc. (a)	270,600	$11,485,946
Sumitomo Mitsui Trust Holdings, Inc. (a)	68,400	2,797,578
Sumitomo Realty & Development Co., Ltd. (a)	74,000	2,766,558
Sumitomo Rubber Industries, Ltd. (a)	36,000	664,087
Sundrug Co., Ltd. (a)	16,700	782,063
Suntory Beverage & Food, Ltd. (a)	28,800	1,402,724
Suruga Bank, Ltd. (a)	34,400	483,023
Suzuken Co., Ltd. (a)	13,600	572,563
Suzuki Motor Corp. (a) (b)	70,400	3,824,227
Sysmex Corp. (a)	30,200	2,745,448
T&D Holdings, Inc. (a)	100,000	1,591,440
Taiheiyo Cement Corp. (a)	23,800	855,322
Taisei Corp. (a)	38,800	1,991,068
Taisho Pharmaceutical Holdings Co., Ltd. (a)	5,900	583,617
Taiyo Nippon Sanso Corp. (a) (b).	23,300	353,224
Takashimaya Co., Ltd. (a)	53,000	509,736
Takeda Pharmaceutical Co., Ltd. (a)	144,000	7,025,249
TDK Corp. (a)	26,000	2,317,503
Teijin, Ltd. (a)	40,800	775,700
Temp Holdings Co., Ltd. (a)	32,800	953,553
Terumo Corp. (a)	64,200	3,340,886
THK Co., Ltd. (a)	26,100	1,086,318
Tobu Railway Co., Ltd. (a)	36,800	1,124,983
Toho Co., Ltd. (a)	22,700	755,959
Toho Gas Co., Ltd. (a) (b)	12,600	394,033
Tohoku Electric Power Co., Inc. (a) (b)	90,200	1,227,647
Tokio Marine Holdings, Inc. (a)	136,400	6,187,963
Tokyo Electric Power Co. Holdings, Inc. (a) (c)	268,100	1,050,685
Tokyo Electron, Ltd. (a)	31,800	5,885,760
Tokyo Gas Co., Ltd. (a)	81,300	2,173,475
Tokyo Tatemono Co., Ltd. (a)	36,300	549,760
Tokyu Corp. (a)	104,500	1,646,440
Tokyu Fudosan Holdings Corp. (a)	90,400	650,764
Toppan Printing Co., Ltd. (a)	94,000	773,076
Toray Industries, Inc. (a)	302,700	2,880,905
Toshiba Corp. (a) (c)	1,332,000	3,887,094
Tosoh Corp. (a)	56,500	1,114,785
TOTO, Ltd. (a)	26,700	1,400,625
Toyo Seikan Group Holdings, Ltd. (a) (b)	28,500	425,482
Toyo Suisan Kaisha, Ltd. (a)	18,300	723,527
Toyoda Gosei Co., Ltd. (a)	9,700	224,764
Toyota Industries Corp. (a)	31,100	1,881,100
Toyota Motor Corp. (a)	523,000	33,976,812
Toyota Tsusho Corp. (a)	41,000	1,386,291
Trend Micro, Inc. (a)	22,600	1,333,451
Tsuruha Holdings, Inc. (a)	8,000	1,151,979
Unicharm Corp. (a)	77,700	2,242,301

See accompanying notes to schedule of investments.

7

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
United Urban Investment Corp. REIT (a)	568	$890,228
USS Co., Ltd. (a)	43,500	890,792
West Japan Railway Co. (a)	33,200	2,354,990
Yahoo! Japan Corp. (a) (b)	294,200	1,377,831
Yakult Honsha Co., Ltd. (a)	22,700	1,702,452
Yamada Denki Co., Ltd. (a) (b)	127,900	777,614
Yamaguchi Financial Group, Inc. (a) (b)	39,000	482,870
Yamaha Corp. (a)	35,600	1,564,530
Yamaha Motor Co., Ltd. (a)	57,100	1,699,715
Yamato Holdings Co., Ltd. (a)	67,200	1,690,023
Yamazaki Baking Co., Ltd. (a)	22,000	461,147
Yaskawa Electric Corp. (a)	49,200	2,232,645
Yokogawa Electric Corp. (a)	46,400	941,254
Yokohama Rubber Co., Ltd. (a)	20,700	479,998

		728,250,937

LUXEMBOURG — 0.3%
ArcelorMittal (a) (c)	131,400	4,171,529
Eurofins Scientific SE (a)	2,271	1,196,174
Millicom International Cellular SA SDR (a)	14,098	961,912
RTL Group SA (a)	8,135	675,070
SES SA (a) (b)	67,548	913,882
Tenaris SA (a)	86,893	1,501,306

		9,419,873

MACAU — 0.1%
MGM China Holdings, Ltd. (a) (b)	169,200	440,061
Wynn Macau, Ltd. (a)	335,600	1,230,028

		1,670,089

MEXICO — 0.0% (d)
Fresnillo PLC (a)	41,967	749,250

NETHERLANDS — 4.5%
ABN AMRO Group NV (a) (e)	87,460	2,635,926
Aegon NV (a)	368,895	2,487,654
Akzo Nobel NV (a)	51,251	4,839,984
Altice NV Class A (a) (b) (c)	118,160	976,051
ASML Holding NV (a)	78,018	15,462,923
Boskalis Westminster (a)	21,138	619,258
EXOR NV (a)	20,181	1,435,867
Heineken Holding NV (a)	23,905	2,463,629
Heineken NV (a)	52,651	5,660,064
ING Groep NV (a)	781,688	13,184,715
Koninklijke Ahold Delhaize NV (a)	259,951	6,156,777
Koninklijke DSM NV (a)	37,143	3,690,101
Koninklijke KPN NV (a)	701,744	2,109,109
Koninklijke Philips NV (a)	190,257	7,281,768
Koninklijke Vopak NV (a)	15,913	780,948
NN Group NV (a)	63,291	2,810,645
NXP Semiconductors NV (c)	47,872	5,601,024
Randstad Holding NV (a) (b)	25,095	1,651,951
Royal Dutch Shell PLC Class A (a)	911,016	28,819,091

Security Description	Shares	Value
Royal Dutch Shell PLC Class B (a)	751,303	$24,172,305
Wolters Kluwer NV (a)	59,730	3,175,183

		136,014,973

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (a)	178,138	789,048
Fisher & Paykel Healthcare Corp., Ltd. (a)	105,370	1,007,573
Fletcher Building, Ltd. (a)	125,286	548,347
Mercury NZ, Ltd. (a)	144,564	337,420
Meridian Energy, Ltd. (a)	262,247	541,445
Ryman Healthcare, Ltd. (a)	72,076	553,648
Spark New Zealand, Ltd. (a)	345,222	836,152

		4,613,633

NORWAY — 0.6%
DNB ASA (a)	185,577	3,649,694
Gjensidige Forsikring ASA (a)	31,999	587,623
Marine Harvest ASA (a)	81,622	1,647,310
Norsk Hydro ASA (a)	261,897	1,551,087
Orkla ASA (a)	151,652	1,631,823
Schibsted ASA Class B (a)	19,596	500,782
Statoil ASA (a)	219,927	5,197,167
Telenor ASA (a)	143,023	3,247,469
Yara International ASA (a)	32,889	1,403,175

		19,416,130

PORTUGAL — 0.1%
EDP - Energias de Portugal SA (a)	433,534	1,646,456
Galp Energia SGPS SA (a)	90,821	1,711,931
Jeronimo Martins SGPS SA (a)	45,284	823,251

		4,181,638

SINGAPORE — 1.3%
Ascendas REIT (a)	512,350	1,031,893
CapitaLand Commercial Trust (a)	468,038	656,013
CapitaLand Mall Trust REIT (a)	528,100	840,543
CapitaLand, Ltd. (a)	544,400	1,490,663
City Developments, Ltd. (a)	90,700	903,651
ComfortDelGro Corp., Ltd. (a)	469,500	736,939
DBS Group Holdings, Ltd. (a)	362,813	7,662,585
Genting Singapore PLC (a)	1,313,300	1,089,157
Golden Agri-Resources, Ltd. (a)	1,326,600	355,596
Hutchison Port Holdings Trust (a)	935,800	277,234
Jardine Cycle & Carriage, Ltd. (a)	17,233	455,181
Keppel Corp., Ltd. (a)	305,800	1,828,235
Oversea-Chinese Banking Corp., Ltd. (a)	637,326	6,277,579
SATS, Ltd. (a)	114,700	450,683
Sembcorp Industries, Ltd. (a)	177,900	425,395
Singapore Airlines, Ltd. (a)	112,800	937,220
Singapore Exchange, Ltd. (a)	152,600	861,393
Singapore Press Holdings, Ltd. (a)	306,400	591,108

See accompanying notes to schedule of investments.

8

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Singapore Technologies Engineering, Ltd. (a)	304,700	$838,107
Singapore Telecommunications, Ltd. (a)	1,665,500	4,300,991
StarHub, Ltd. (a) (b)	120,500	212,089
Suntec Real Estate Investment Trust (a)	564,700	818,645
United Overseas Bank, Ltd. (a)	263,090	5,535,360
UOL Group, Ltd. (a)	89,832	588,932
Wilmar International, Ltd. (a)	356,500	869,063

		40,034,255

SOUTH AFRICA — 0.1%
Investec PLC (a)	119,452	923,030
Mediclinic International PLC (a) (b)	74,531	628,738
Mondi PLC (a)	76,645	2,059,778

		3,611,546

SPAIN — 3.2%
Abertis Infraestructuras SA (a)	142,541	3,193,916
ACS Actividades de Construccion y Servicios SA (a)	50,010	1,950,215
Aena SME SA (a) (e)	13,923	2,806,114
Amadeus IT Group SA (a)	88,877	6,573,972
Banco Bilbao Vizcaya Argentaria SA (a)	1,343,640	10,635,859
Banco de Sabadell SA (a)	1,077,451	2,202,775
Banco Santander SA (a)	3,238,309	21,185,627
Bankia SA (a) (b)	245,497	1,100,752
Bankinter SA (a) (b)	127,076	1,307,652
CaixaBank SA (a)	713,311	3,399,164
Enagas SA (a)	48,736	1,333,972
Endesa SA (a)	62,029	1,365,845
Ferrovial SA (a)	101,690	2,125,069
Gas Natural SDG SA (a)	71,595	1,708,001
Grifols SA (a)	57,332	1,624,619
Iberdrola SA (a)	1,173,264	8,623,265
Industria de Diseno Textil SA (a)	220,807	6,938,486
Mapfre SA (a)	194,652	647,289
Red Electrica Corp. SA (a)	83,141	1,715,394
Repsol SA (a)	247,850	4,403,545
Siemens Gamesa Renewable Energy SA (a) (b)	45,639	733,196
Telefonica SA (a)	943,002	9,337,624

		94,912,351

SWEDEN — 2.6%
Alfa Laval AB (a)	57,186	1,351,151
Assa Abloy AB Class B (a)	198,159	4,282,361
Atlas Copco AB Class A (a)	136,238	5,899,394
Atlas Copco AB Class B (a)	80,284	3,125,382
Boliden AB (a)	52,561	1,844,017
Electrolux AB Class B (a)	46,560	1,465,953
Essity AB Class B (a) (c)	120,628	3,333,006
Getinge AB Class B (a)	49,108	557,554
Hennes & Mauritz AB Class B (a) (b)	189,498	2,822,484
Hexagon AB Class B (a)	53,158	3,163,473

Security Description	Shares	Value
Husqvarna AB Class B (a)	80,679	$777,625
ICA Gruppen AB (a)	18,571	656,441
Industrivarden AB Class C (a)	37,200	864,992
Investor AB Class B (a)	90,157	3,993,135
Kinnevik AB Class B (a)	45,335	1,632,984
L E Lundbergforetagen AB Class B (a)	8,811	631,515
Lundin Petroleum AB (a) (c)	39,734	1,000,799
Nordea Bank AB (a) (b)	615,333	6,564,384
Sandvik AB (a)	223,449	4,081,638
Securitas AB Class B (a)	67,777	1,150,563
Skandinaviska Enskilda Banken AB Class A (a)	301,755	3,160,864
Skanska AB Class B (a)	66,549	1,360,370
SKF AB Class B (a) (b)	79,717	1,628,291
Svenska Handelsbanken AB Class A (a) (b)	302,255	3,771,980
Swedbank AB Class A (a) (b)	184,557	4,134,680
Swedish Match AB (a)	37,188	1,680,245
Tele2 AB Class B (a)	66,816	802,219
Telefonaktiebolaget LM Ericsson Class B (a) (b)	608,374	3,862,534
Telia Co. AB (a)	581,338	2,730,932
Volvo AB Class B (a)	317,237	5,789,490

		78,120,456

SWITZERLAND — 8.3%
ABB, Ltd. (a)	372,027	8,831,348
Adecco Group AG (a)	33,728	2,398,431
Baloise Holding AG (a)	9,475	1,447,098
Barry Callebaut AG (a)	445	868,859
Chocoladefabriken Lindt & Spruengli AG (a) (f)	205	1,269,739
Chocoladefabriken Lindt & Spruengli AG (a) (f)	22	1,598,755
Cie Financiere Richemont SA (a)	105,287	9,445,477
Clariant AG (a) (c)	42,909	1,024,794
Coca-Cola HBC AG (a) (c)	34,872	1,290,312
Credit Suisse Group AG (a) (c)	490,319	8,221,158
Dufry AG (a) (c)	6,987	916,207
EMS-Chemie Holding AG (a)	1,508	952,385
Ferguson PLC (a)	51,168	3,847,788
Geberit AG (a)	7,599	3,354,833
Givaudan SA (a)	1,827	4,161,049
Glencore PLC (a) (c)	2,462,229	12,233,633
Julius Baer Group, Ltd. (a) (c)	43,203	2,654,333
Kuehne + Nagel International AG (a)	10,382	1,632,484
LafargeHolcim, Ltd. (a) (c)	89,752	4,909,712
Lonza Group AG (a) (c)	14,779	3,479,642
Nestle SA (a)	623,073	49,166,331
Novartis AG (a)	445,605	35,980,704
Pargesa Holding SA (a)	8,029	711,213
Partners Group Holding AG (a)	3,584	2,662,486
Roche Holding AG (a)	140,788	32,242,384
Schindler Holding AG (a) (f)	7,812	1,682,760
Schindler Holding AG (a) (f)	4,045	846,025
SGS SA (a)	1,033	2,536,860

See accompanying notes to schedule of investments.

9

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sika AG (a)	428	$3,351,689
Sonova Holding AG (a)	11,007	1,746,999
STMicroelectronics NV (a)	130,950	2,912,705
Straumann Holding AG (a)	1,917	1,207,496
Swatch Group AG (a) (f)	6,369	2,805,594
Swatch Group AG (a) (f)	11,256	942,377
Swiss Life Holding AG (a) (c)	6,748	2,400,749
Swiss Prime Site AG (a) (c)	13,273	1,282,349
Swiss Re AG (a)	63,742	6,495,063
Swisscom AG (a)	5,356	2,652,693
UBS Group AG (a) (c)	736,314	12,951,382
Vifor Pharma AG (a)	9,106	1,401,820
Zurich Insurance Group AG (a) (c)	30,518	10,049,919

		250,567,635

UNITED KINGDOM — 15.3%
3i Group PLC (a)	187,366	2,261,157
Admiral Group PLC (a)	38,319	991,646
Anglo American PLC (a) (b)	262,172	6,106,334
Ashtead Group PLC (a)	103,004	2,808,182
Associated British Foods PLC (a)	68,482	2,393,894
AstraZeneca PLC (a)	254,292	17,477,849
Auto Trader Group PLC (a) (e)	186,149	914,870
Aviva PLC (a)	789,232	5,507,333
Babcock International Group PLC (a)	38,341	359,841
BAE Systems PLC (a)	647,559	5,297,373
Barclays PLC (a)	3,405,987	9,951,229
Barratt Developments PLC (a)	214,149	1,593,322
Berkeley Group Holdings PLC (a)	24,323	1,292,814
BP PLC (a)	3,967,151	26,755,007
British American Tobacco PLC ADR	17,008	981,192
British American Tobacco PLC (a)	443,323	25,623,445
British Land Co. PLC REIT (a)	181,550	1,636,320
BT Group PLC (a)	1,661,064	5,301,042
Bunzl PLC (a)	68,085	2,001,845
Burberry Group PLC (a)	89,052	2,122,383
Capita PLC	126,181	254,978
Carnival PLC (a)	38,322	2,466,184
Centrica PLC	1,131,555	2,257,205
CNH Industrial NV (a)	204,800	2,529,485
Cobham PLC (a) (c)	492,550	848,647
Coca-Cola European Partners PLC (f)	7,000	291,620
Coca-Cola European Partners PLC (f)	38,766	1,612,415
Compass Group PLC (a)	310,786	6,345,019
ConvaTec Group PLC (a) (e)	272,159	759,199
Croda International PLC (a)	26,804	1,721,679
DCC PLC (a)	17,174	1,582,137
Diageo PLC (a)	501,279	16,950,680
Direct Line Insurance Group PLC (a)	272,368	1,458,188

Security Description	Shares	Value
easyJet PLC (a)	28,875	$650,804
Experian PLC (a)	188,635	4,078,965
Fiat Chrysler Automobiles NV (a)	204,594	4,170,923
G4S PLC (a)	281,805	980,656
GKN PLC (a)	335,069	2,171,558
GlaxoSmithKline PLC (a)	987,840	19,182,137
GVC Holdings PLC (a)	105,221	1,359,419
Hammerson PLC REIT (a) (b)	169,641	1,278,612
Hargreaves Lansdown PLC (a)	55,781	1,280,192
HSBC Holdings PLC (a)	4,004,870	37,603,199
IMI PLC (a)	56,172	851,958
Imperial Brands PLC (a)	187,469	6,382,311
InterContinental Hotels Group PLC (a)	34,904	2,090,890
International Consolidated Airlines Group SA (a)	123,360	1,067,513
Intertek Group PLC (a)	33,532	2,194,629
ITV PLC (a)	768,359	1,555,143
J Sainsbury PLC (a)	294,197	986,739
John Wood Group PLC (a)	123,503	938,319
Johnson Matthey PLC (a)	40,675	1,734,997
Kingfisher PLC (a)	438,112	1,797,010
Land Securities Group PLC REIT (a)	150,159	1,975,351
Legal & General Group PLC (a)	1,177,823	4,266,937
Lloyds Banking Group PLC (a)	14,476,353	13,166,179
London Stock Exchange Group PLC (a)	63,888	3,698,761
Marks & Spencer Group PLC (a)	337,505	1,281,814
Meggitt PLC (a)	143,867	872,648
Merlin Entertainments PLC (a) (e)	137,489	668,454
Micro Focus International PLC (a)	20,524	286,548
Micro Focus International PLC ADR	63,206	887,412
National Grid PLC (a)	684,877	7,708,202
Next PLC (a)	27,661	1,848,845
Old Mutual PLC (a)	1,011,632	3,403,547
Pearson PLC (a)	169,585	1,787,662
Persimmon PLC (a)	64,152	2,276,574
Prudential PLC (a)	520,107	12,994,924
Randgold Resources, Ltd. (a)	18,586	1,543,830
Reckitt Benckiser Group PLC (a)	134,699	11,368,024
RELX NV (a)	197,417	4,090,242
RELX PLC (a)	210,296	4,319,247
Rio Tinto PLC (a)	243,985	12,379,021
Rio Tinto, Ltd. (a)	81,406	4,605,827
Rolls-Royce Holdings PLC (a) (c)	338,148	4,133,647
Royal Bank of Scotland Group PLC (a) (c)	685,003	2,491,564
Royal Mail PLC (a)	163,901	1,243,794
RSA Insurance Group PLC (a)	194,021	1,717,512
Sage Group PLC (a)	206,477	1,855,019
Schroders PLC (a)	23,769	1,066,321

See accompanying notes to schedule of investments.

10

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT (a)	204,250	$1,723,508
Severn Trent PLC (a)	50,889	1,317,255
Shire PLC ADR	5,697	851,075
Shire PLC (a)	166,565	8,288,726
Sky PLC (a)	210,889	3,840,180
Smith & Nephew PLC (a)	174,170	3,257,731
Smiths Group PLC (a)	76,412	1,625,153
SSE PLC (a)	202,019	3,623,570
St James’s Place PLC (a)	102,055	1,555,695
Standard Chartered PLC (a)	667,165	6,685,614
Standard Life Aberdeen PLC (a)	552,302	2,787,444
Taylor Wimpey PLC (a)	643,431	1,666,696
Tesco PLC (a)	1,914,958	5,541,494
Travis Perkins PLC (a)	47,042	815,500
Unilever NV (a)	327,212	18,460,621
Unilever PLC (a)	247,900	13,747,202
United Utilities Group PLC (a)	124,075	1,245,871
Vodafone Group PLC (a)	5,362,703	14,670,422
Weir Group PLC (a)	41,826	1,172,283
Whitbread PLC (a)	35,817	1,858,888
Wm Morrison Supermarkets PLC (a)	443,810	1,331,403
WPP PLC (a)	250,077	3,973,564

		460,788,289

TOTAL COMMON STOCKS (Cost $2,578,770,029)		2,955,069,349

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	33,941,562	33,941,562
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	78,430,756	78,430,756

TOTAL SHORT-TERM INVESTMENTS (Cost $112,372,318)		112,372,318

TOTAL INVESTMENTS — 101.6% (Cost $2,691,142,347)		3,067,441,667
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(49,170,381)

NET ASSETS — 100.0%		$3,018,271,286

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $2,921,335,022 representing 96.9% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR =American Depositary Receipt

REIT =Real Estate Investment Trust

SDR =Swedish Depositary Receipt

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	567	06/15/2018	$57,097,297	$56,717,010	$(380,287)

See accompanying notes to schedule of investments.

11

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$198,143,052	$—	$198,143,052
Austria	—	7,711,927	—	7,711,927
Belgium	—	34,336,185	—	34,336,185
Chile	—	994,863	—	994,863
China	—	983,534	—	983,534
Denmark	—	52,757,059	—	52,757,059
Finland	—	30,752,928	—	30,752,928
France	9,033,243	304,314,840	—	313,348,083
Germany	—	287,388,452	—	287,388,452
Hong Kong	1,519,219	103,347,534	—	104,866,753
Ireland	7,312,160	8,232,504	—	15,544,664
Israel	3,132,784	9,897,161	—	13,029,945
Italy	—	62,860,849	—	62,860,849
Japan	—	728,250,937	—	728,250,937
Luxembourg	—	9,419,873	—	9,419,873
Macau	—	1,670,089	—	1,670,089
Mexico	—	749,250	—	749,250
Netherlands	5,601,024	130,413,949	—	136,014,973
New Zealand	—	4,613,633	—	4,613,633
Norway.	—	19,416,130	—	19,416,130
Portugal	—	4,181,638	—	4,181,638
Singapore	—	40,034,255	—	40,034,255
South Africa	—	3,611,546	—	3,611,546
Spain	—	94,912,351	—	94,912,351
Sweden	—	78,120,456	—	78,120,456
Switzerland	—	250,567,635	—	250,567,635
United Kingdom	7,135,897	453,652,392	—	460,788,289
Short-Term Investments	112,372,318	—	—	112,372,318

TOTAL INVESTMENTS	$146,106,645	$2,921,335,022	$—	$3,067,441,667

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(380,287)	—	—	(380,287)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(380,287)	$—	$—	$(380,287)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

12

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$178,489,572	$162,699,862	$—	$—	33,941,562	$33,941,562	$104,452	$—
State Street Navigator Securities
Lending Government Money Market Portfolio	15,887,666	15,887,666	174,468,755	111,925,665	—	—	78,430,756	78,430,756	160,793	—

Total.		$34,039,518	$352,958,327	$274,625,527	$—	$—		$112,372,318	$265,245	$—

See accompanying notes to schedule of investments.

13

STATE STREET MASTER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Portfolio’s portfolio securities to no longer reflect their value at the time of the Portfolio’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the Portfolio’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

14

STATE STREET MASTER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Portfolio’s Schedule of Investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amount of $2,919,975,603. At March 31, 2018, these investments were valued using alternative valuation policy adopted by the Board. At prior period ended December 31, 2017, these were valued at exchange closing prices in accordance with the Portfolio’s valuation policy.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2018, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,707,165,322	$454,376,410	$94,460,352	$359,916,058

15

Quarterly Report

March 31, 2018

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (UNAUDITED)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	8

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
CONSUMER DISCRETIONARY — 12.4%
Advance Auto Parts, Inc.	4,300	$509,765
Amazon.com, Inc. (a)	26,602	38,502,139
Aptiv PLC	17,781	1,510,852
AutoZone, Inc. (a)	1,888	1,224,727
Best Buy Co., Inc.	16,013	1,120,750
Booking Holdings, Inc. (a)	3,208	6,673,891
BorgWarner, Inc.	13,223	664,191
CarMax, Inc. (a) (b)	11,997	743,094
Carnival Corp.	27,049	1,773,873
CBS Corp. Class B	23,118	1,188,034
Charter Communications, Inc. Class A (a)	12,400	3,859,128
Chipotle Mexican Grill, Inc. (a) (b)	1,614	521,500
Comcast Corp. Class A	307,730	10,515,134
D.R. Horton, Inc.	22,479	985,479
Darden Restaurants, Inc.	8,117	691,974
Discovery Communications, Inc. Class A (a) (b)	12,597	269,954
Discovery Communications, Inc. Class C (a)	20,660	403,283
DISH Network Corp. Class A (a)	15,100	572,139
Dollar General Corp.	17,287	1,617,199
Dollar Tree, Inc. (a)	15,782	1,497,712
Expedia Group, Inc.	7,923	874,778
Foot Locker, Inc.	8,000	364,320
Ford Motor Co.	251,860	2,790,609
Gap, Inc.	15,364	479,357
Garmin, Ltd.	6,260	368,902
General Motors Co.	83,877	3,048,090
Genuine Parts Co.	9,220	828,325
Goodyear Tire & Rubber Co.	14,413	383,098
H&R Block, Inc.	16,351	415,479
Hanesbrands, Inc. (b)	23,400	431,028
Harley-Davidson, Inc.	12,385	531,069
Hasbro, Inc.	7,628	643,040
Hilton Worldwide Holdings, Inc.	13,700	1,079,012
Home Depot, Inc.	77,510	13,815,382
Interpublic Group of Cos., Inc.	23,128	532,638
Kohl’s Corp.	11,188	732,926
L Brands, Inc.	17,746	678,075
Leggett & Platt, Inc.	9,844	436,680
Lennar Corp. Class A	18,125	1,068,288
LKQ Corp. (a)	20,800	789,360
Lowe’s Cos., Inc.	55,112	4,836,078
Macy’s, Inc. (b)	17,561	522,264
Marriott International, Inc. Class A	19,952	2,713,073
Mattel, Inc. (b)	17,143	225,430
McDonald’s Corp.	52,915	8,274,848
MGM Resorts International	35,300	1,236,206
Michael Kors Holdings, Ltd. (a)	8,886	551,643
Mohawk Industries, Inc. (a)	4,169	968,125
Netflix, Inc. (a)	28,696	8,475,364

Security Description	Shares	Value
Newell Brands, Inc.	34,450	$877,786
News Corp. Class A	28,814	455,261
News Corp. Class B	7,500	120,750
NIKE, Inc. Class B	86,202	5,727,261
Nordstrom, Inc.	7,756	375,468
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	683,313
Omnicom Group, Inc.	14,950	1,086,417
O’Reilly Automotive, Inc. (a)	5,620	1,390,276
PulteGroup, Inc.	19,543	576,323
PVH Corp.	4,751	719,444
Ralph Lauren Corp.	4,136	462,405
Ross Stores, Inc.	25,044	1,952,931
Royal Caribbean Cruises, Ltd.	11,300	1,330,462
Starbucks Corp.	93,292	5,400,674
Tapestry, Inc.	19,000	999,590
Target Corp.	36,444	2,530,307
Tiffany & Co.	6,581	642,700
Time Warner, Inc.	52,180	4,935,184
TJX Cos., Inc.	41,675	3,399,013
Tractor Supply Co.	8,274	521,427
TripAdvisor, Inc. (a)	7,215	295,021
Twenty-First Century Fox, Inc. Class A	67,809	2,487,912
Twenty-First Century Fox, Inc. Class B	28,600	1,040,182
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	735,372
Under Armour, Inc. Class A (a) (b)	14,376	235,048
Under Armour, Inc. Class C (a) (b)	14,478	207,759
VF Corp.	21,928	1,625,303
Viacom, Inc. Class B	24,341	756,031
Walt Disney Co.	99,793	10,023,209
Whirlpool Corp.	4,559	698,028
Wyndham Worldwide Corp.	6,246	714,730
Wynn Resorts, Ltd.	5,359	977,267
Yum! Brands, Inc.	21,690	1,846,470

		188,767,629

CONSUMER STAPLES — 7.5%
Altria Group, Inc.	126,170	7,862,914
Archer-Daniels-Midland Co.	35,692	1,547,962
British American Tobacco PLC ADR	1	58
Brown-Forman Corp. Class B	17,327	942,589
Campbell Soup Co. (b)	14,083	609,935
Church & Dwight Co., Inc.	16,200	815,832
Clorox Co.	8,179	1,088,707
Coca-Cola Co.	255,522	11,097,320
Colgate-Palmolive Co.	58,279	4,177,439
Conagra Brands, Inc.	26,151	964,449
Constellation Brands, Inc. Class A	11,376	2,592,818
Costco Wholesale Corp.	29,334	5,527,406
Coty, Inc. Class A (b)	28,940	529,602
CVS Health Corp.	67,027	4,169,750

See accompanying notes to schedule of investments.

1

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Dr. Pepper Snapple Group, Inc.	11,903	$1,409,077
Estee Lauder Cos., Inc. Class A	14,963	2,240,260
General Mills, Inc.	37,022	1,668,211
Hershey Co.	8,615	852,540
Hormel Foods Corp. (b)	15,998	549,051
J.M. Smucker Co.	7,355	912,093
Kellogg Co. (b)	17,307	1,125,128
Kimberly-Clark Corp.	23,273	2,563,055
Kraft Heinz Co.	39,651	2,469,861
Kroger Co.	57,410	1,374,395
McCormick & Co., Inc.	8,061	857,610
Molson Coors Brewing Co. Class B	11,409	859,440
Mondelez International, Inc. Class A	99,294	4,143,539
Monster Beverage Corp. (a)	27,287	1,561,089
PepsiCo, Inc.	94,738	10,340,653
Philip Morris International, Inc.	103,487	10,286,608
Procter & Gamble Co.	167,413	13,272,503
Sysco Corp.	32,435	1,944,803
Tyson Foods, Inc. Class A	19,191	1,404,589
Walmart, Inc.	96,399	8,576,619
Walgreens Boots Alliance, Inc.	56,613	3,706,453

		114,044,358

ENERGY — 5.7%
Anadarko Petroleum Corp.	36,444	2,201,582
Andeavor	9,349	940,135
Apache Corp.	24,970	960,846
Baker Hughes a GE Co.	28,094	780,170
Cabot Oil & Gas Corp.	30,622	734,316
Chevron Corp.	125,934	14,361,513
Cimarex Energy Co.	6,942	649,077
Concho Resources, Inc. (a)	9,900	1,488,267
ConocoPhillips	78,003	4,624,798
Devon Energy Corp.	34,550	1,098,344
EOG Resources, Inc.	38,463	4,049,000
EQT Corp.	16,243	771,705
Exxon Mobil Corp.	281,372	20,993,165
Halliburton Co.	58,767	2,758,523
Helmerich & Payne, Inc.	7,974	530,749
Hess Corp.	16,544	837,457
Kinder Morgan, Inc.	125,976	1,897,199
Marathon Oil Corp.	55,089	888,586
Marathon Petroleum Corp.	31,502	2,303,111
National Oilwell Varco, Inc.	26,341	969,612
Newfield Exploration Co. (a)	15,685	383,028
Noble Energy, Inc.	32,895	996,718
Occidental Petroleum Corp.	50,835	3,302,242
ONEOK, Inc.	27,904	1,588,296
Phillips 66	27,392	2,627,441
Pioneer Natural Resources Co.	11,524	1,979,593
Range Resources Corp. (b)	14,541	211,426
Schlumberger, Ltd.	91,893	5,952,828
TechnipFMC PLC	29,109	857,260
Valero Energy Corp.	28,786	2,670,477
Williams Cos., Inc.	54,910	1,365,063

		85,772,527

Security Description	Shares	Value
FINANCIALS — 14.4%
Affiliated Managers Group, Inc.	3,376	$640,022
Aflac, Inc.	51,874	2,270,006
Allstate Corp.	23,567	2,234,152
American Express Co.	47,852	4,463,635
American International Group, Inc.	60,132	3,272,383
Ameriprise Financial, Inc.	9,463	1,399,956
Aon PLC	16,382	2,298,886
Arthur J Gallagher & Co.	12,000	824,760
Assurant, Inc.	3,946	360,704
Bank of America Corp.	635,266	19,051,627
Bank of New York Mellon Corp.	67,591	3,482,964
BB&T Corp.	51,639	2,687,294
Berkshire Hathaway, Inc. Class B (a)	127,819	25,497,334
BlackRock, Inc.	8,218	4,451,855
Brighthouse Financial, Inc. (a)	7,075	363,655
Capital One Financial Corp.	32,368	3,101,502
Cboe Global Markets, Inc.	7,500	855,750
Charles Schwab Corp.	79,189	4,135,250
Chubb, Ltd.	30,841	4,218,124
Cincinnati Financial Corp.	9,205	683,563
Citigroup, Inc.	170,693	11,521,777
Citizens Financial Group, Inc.	32,400	1,360,152
CME Group, Inc.	22,592	3,654,030
Comerica, Inc.	11,017	1,056,861
Discover Financial Services	23,777	1,710,280
E*TRADE Financial Corp. (a)	16,989	941,360
Everest Re Group, Ltd.	2,700	693,414
Fifth Third Bancorp	46,254	1,468,564
Franklin Resources, Inc.	22,151	768,197
Goldman Sachs Group, Inc.	23,088	5,814,944
Hartford Financial Services Group, Inc.	22,230	1,145,290
Huntington Bancshares, Inc.	75,965	1,147,072
Intercontinental Exchange, Inc.	37,525	2,721,313
Invesco, Ltd.	28,289	905,531
JPMorgan Chase & Co.	227,872	25,059,084
KeyCorp	71,879	1,405,234
Leucadia National Corp.	17,509	397,980
Lincoln National Corp.	14,310	1,045,489
Loews Corp.	16,912	841,034
M&T Bank Corp.	9,834	1,812,996
Marsh & McLennan Cos., Inc.	33,734	2,786,091
MetLife, Inc.	68,826	3,158,425
Moody’s Corp.	11,034	1,779,784
Morgan Stanley	91,655	4,945,704
Nasdaq, Inc.	6,925	597,074
Navient Corp.	16,541	217,018
Northern Trust Corp.	14,710	1,517,042
People’s United Financial, Inc.	22,434	418,618
PNC Financial Services Group, Inc.	31,642	4,785,536
Principal Financial Group, Inc.	18,426	1,122,328
Progressive Corp.	37,852	2,306,322
Prudential Financial, Inc.	28,037	2,903,231
Raymond James Financial, Inc.	7,800	697,398

See accompanying notes to schedule of investments.

2

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	76,243	$1,416,595
S&P Global, Inc.	16,898	3,228,532
State Street Corp. (c)	24,147	2,408,180
SunTrust Banks, Inc.	31,082	2,114,819
SVB Financial Group (a)	3,500	840,035
Synchrony Financial	47,471	1,591,703
T Rowe Price Group, Inc.	16,720	1,805,258
Torchmark Corp.	6,384	537,341
Travelers Cos., Inc.	18,098	2,513,088
Unum Group	14,124	672,444
US Bancorp	104,230	5,263,615
Wells Fargo & Co.	291,446	15,274,685
Willis Towers Watson PLC	8,379	1,275,200
XL Group, Ltd.	15,420	852,109
Zions Bancorp	12,058	635,818

		219,428,017

HEALTH CARE — 13.5%
Abbott Laboratories	115,549	6,923,696
AbbVie, Inc.	106,263	10,057,793
Aetna, Inc.	21,515	3,636,035
Agilent Technologies, Inc.	20,275	1,356,397
Alexion Pharmaceuticals, Inc. (a)	14,427	1,608,033
Align Technology, Inc. (a)	5,000	1,255,650
Allergan PLC	21,826	3,673,098
AmerisourceBergen Corp.	10,552	909,688
Amgen, Inc.	44,391	7,567,778
Anthem, Inc.	16,919	3,717,104
Baxter International, Inc.	33,770	2,196,401
Becton Dickinson and Co.	17,677	3,830,606
Biogen, Inc. (a)	14,047	3,846,350
Boston Scientific Corp. (a)	88,377	2,414,460
Bristol-Myers Squibb Co.	108,412	6,857,059
Cardinal Health, Inc.	20,924	1,311,516
Celgene Corp. (a)	49,965	4,457,378
Centene Corp. (a)	11,700	1,250,379
Cerner Corp. (a)	20,963	1,215,854
Cigna Corp.	16,111	2,702,459
Cooper Cos., Inc.	3,300	755,073
Danaher Corp.	40,778	3,992,574
DaVita, Inc. (a)	9,072	598,208
DENTSPLY SIRONA, Inc.	14,366	722,753
Edwards Lifesciences Corp. (a)	14,190	1,979,789
Eli Lilly & Co.	64,557	4,994,775
Envision Healthcare Corp. (a)	9,118	350,405
Express Scripts Holding Co. (a)	37,447	2,586,839
Gilead Sciences, Inc.	86,946	6,554,859
HCA Healthcare, Inc.	18,600	1,804,200
Henry Schein, Inc. (a) (b)	11,000	739,310
Hologic, Inc. (a)	17,600	657,536
Humana, Inc.	9,117	2,450,923
IDEXX Laboratories, Inc. (a)	6,100	1,167,479
Illumina, Inc. (a)	9,900	2,340,558
Incyte Corp. (a)	11,900	991,627
Intuitive Surgical, Inc. (a)	7,456	3,078,060
IQVIA Holdings, Inc. (a)	10,000	981,100
Johnson & Johnson	178,141	22,828,769
Laboratory Corp. of America Holdings (a)	6,447	1,042,802

Security Description	Shares	Value
McKesson Corp.	13,431	$1,892,025
Medtronic PLC	90,004	7,220,121
Merck & Co., Inc.	178,998	9,750,021
Mettler-Toledo International, Inc. (a)	1,800	1,035,054
Mylan NV (a)	34,707	1,428,887
Nektar Therapeutics (a)	10,700	1,136,982
PerkinElmer, Inc.	7,032	532,463
Perrigo Co. PLC	8,714	726,225
Pfizer, Inc.	395,248	14,027,352
Quest Diagnostics, Inc.	8,458	848,337
Regeneron Pharmaceuticals, Inc. (a)	5,158	1,776,209
ResMed, Inc.	9,500	935,465
Stryker Corp.	21,095	3,394,607
Thermo Fisher Scientific, Inc.	26,612	5,494,314
UnitedHealth Group, Inc.	64,222	13,743,508
Universal Health Services, Inc. Class B	5,300	627,573
Varian Medical Systems, Inc. (a)	6,031	739,702
Vertex Pharmaceuticals, Inc. (a)	17,148	2,794,781
Waters Corp. (a)	5,415	1,075,690
Zimmer Biomet Holdings, Inc.	13,427	1,464,080
Zoetis, Inc.	31,928	2,666,307

		204,715,076

INDUSTRIALS — 10.0%
3M Co.	39,543	8,680,479
Acuity Brands, Inc. (b)	3,000	417,570
Alaska Air Group, Inc.	9,000	557,640
Allegion PLC	5,437	463,722
American Airlines Group, Inc.	28,100	1,460,076
AMETEK, Inc.	15,701	1,192,805
AO Smith Corp.	9,700	616,823
Arconic, Inc.	28,263	651,180
Boeing Co.	36,724	12,041,065
C.H. Robinson Worldwide, Inc.	9,582	897,929
Caterpillar, Inc.	39,055	5,755,926
Cintas Corp.	5,722	976,059
CSX Corp.	58,459	3,256,751
Cummins, Inc.	9,844	1,595,614
Deere & Co.	20,954	3,254,575
Delta Air Lines, Inc.	43,166	2,365,928
Dover Corp.	10,545	1,035,730
Eaton Corp. PLC	28,199	2,253,382
Emerson Electric Co.	42,169	2,880,143
Equifax, Inc.	8,395	989,015
Expeditors International of Washington, Inc.	11,844	749,725
Fastenal Co. (b)	20,242	1,105,011
FedEx Corp.	16,350	3,925,799
Flowserve Corp.	9,555	414,018
Fluor Corp.	9,256	529,628
Fortive Corp.	19,739	1,530,167
Fortune Brands Home & Security, Inc.	10,100	594,789
General Dynamics Corp.	18,289	4,040,040
General Electric Co.	569,949	7,682,913
Harris Corp.	7,498	1,209,277

See accompanying notes to schedule of investments.

3

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	49,903	$7,211,483
Huntington Ingalls Industries, Inc.	3,200	824,832
IHS Markit, Ltd. (a)	23,400	1,128,816
Illinois Tool Works, Inc.	20,371	3,191,321
Ingersoll-Rand PLC	16,716	1,429,385
Jacobs Engineering Group, Inc.	7,057	417,422
JB Hunt Transport Services, Inc.	5,500	644,325
Johnson Controls International PLC	63,093	2,223,397
Kansas City Southern	7,004	769,389
L3 Technologies, Inc.	5,365	1,115,920
Lockheed Martin Corp.	16,490	5,572,466
Masco Corp.	21,639	875,081
Nielsen Holdings PLC	23,375	743,091
Norfolk Southern Corp.	18,868	2,561,897
Northrop Grumman Corp.	11,486	4,009,992
PACCAR, Inc.	23,635	1,563,928
Parker-Hannifin Corp.	8,414	1,439,046
Pentair PLC	11,791	803,321
Quanta Services, Inc. (a)	11,593	398,220
Raytheon Co.	19,136	4,129,932
Republic Services, Inc.	15,814	1,047,361
Robert Half International, Inc.	9,374	542,661
Rockwell Automation, Inc.	8,379	1,459,622
Rockwell Collins, Inc.	10,800	1,456,380
Roper Technologies, Inc.	6,835	1,918,516
Snap-on, Inc.	3,572	527,013
Southwest Airlines Co.	35,927	2,057,899
Stanley Black & Decker, Inc.	9,650	1,478,380
Stericycle, Inc. (a)	6,604	386,532
Textron, Inc.	17,106	1,008,741
TransDigm Group, Inc.	3,400	1,043,596
Union Pacific Corp.	52,238	7,022,354
United Continental Holdings, Inc. (a)	16,100	1,118,467
United Parcel Service, Inc. Class B	46,155	4,830,582
United Rentals, Inc. (a)	5,600	967,288
United Technologies Corp.	49,427	6,218,905
Verisk Analytics, Inc. (a)	10,300	1,071,200
W.W. Grainger, Inc.	3,212	906,651
Waste Management, Inc.	26,404	2,221,105
Xylem, Inc.	11,434	879,503

		152,339,799

INFORMATION TECHNOLOGY — 24.4%
Accenture PLC Class A	41,282	6,336,787
Activision Blizzard, Inc.	49,600	3,346,016
Adobe Systems, Inc. (a)	32,613	7,047,017
Advanced Micro Devices, Inc. (a) (b)	57,800	580,890
Akamai Technologies, Inc. (a)	10,234	726,409
Alliance Data Systems Corp.	2,904	618,145
Alphabet, Inc. Class A (a)	19,823	20,559,226
Alphabet, Inc. Class C (a)	20,145	20,785,410
Amphenol Corp. Class A	20,580	1,772,555
Analog Devices, Inc.	23,970	2,184,386

Security Description	Shares	Value
ANSYS, Inc. (a)	5,600	$877,464
Apple, Inc.	335,764	56,334,484
Applied Materials, Inc.	70,253	3,906,769
Autodesk, Inc. (a)	14,270	1,792,027
Automatic Data Processing, Inc.	29,065	3,298,296
Broadcom, Ltd.	27,435	6,465,058
CA, Inc.	19,459	659,660
Cadence Design Systems, Inc. (a)	20,400	750,108
Cars.com, Inc. (a)	1	28
Cisco Systems, Inc.	319,829	13,717,466
Citrix Systems, Inc. (a)	8,578	796,038
Cognizant Technology Solutions Corp. Class A	38,027	3,061,174
Corning, Inc.	56,850	1,584,978
CSRA, Inc.	9,732	401,250
DXC Technology Co.	19,291	1,939,324
eBay, Inc. (a)	62,458	2,513,310
Electronic Arts, Inc. (a)	20,121	2,439,470
F5 Networks, Inc. (a)	3,759	543,589
Facebook, Inc. Class A (a)	159,107	25,423,708
Fidelity National Information Services, Inc.	22,386	2,155,772
Fiserv, Inc. (a)	27,684	1,974,146
FLIR Systems, Inc.	8,239	412,032
Gartner, Inc. (a)	6,000	705,720
Global Payments, Inc.	10,575	1,179,324
Hewlett Packard Enterprise Co.	104,163	1,827,019
HP, Inc.	108,763	2,384,085
Intel Corp.	310,720	16,182,298
International Business Machines Corp.	56,847	8,722,035
Intuit, Inc.	16,126	2,795,442
IPG Photonics Corp. (a)	2,500	583,450
Juniper Networks, Inc.	22,844	555,795
KLA-Tencor Corp.	9,873	1,076,256
Lam Research Corp.	10,681	2,169,952
Mastercard, Inc. Class A	61,249	10,728,375
Microchip Technology, Inc. (b)	16,206	1,480,580
Micron Technology, Inc. (a)	76,928	4,011,026
Microsoft Corp.	509,377	46,490,839
Motorola Solutions, Inc.	10,428	1,098,068
NetApp, Inc.	16,843	1,039,045
NVIDIA Corp.	40,312	9,335,856
Oracle Corp.	200,670	9,180,652
Paychex, Inc.	21,131	1,301,458
PayPal Holdings, Inc. (a)	74,858	5,679,476
Qorvo, Inc. (a)	7,600	535,420
QUALCOMM, Inc.	98,285	5,445,972
Red Hat, Inc. (a)	11,330	1,693,948
salesforce.com, Inc. (a)	45,505	5,292,232
Seagate Technology PLC	18,476	1,081,216
Skyworks Solutions, Inc.	11,800	1,183,068
Symantec Corp.	39,403	1,018,568
Synopsys, Inc. (a)	9,400	782,456
Take-Two Interactive Software, Inc. (a)	7,600	743,128
TE Connectivity, Ltd.	22,949	2,292,605

See accompanying notes to schedule of investments.

4

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	65,306	$6,784,640
Total System Services, Inc.	10,899	940,148
VeriSign, Inc. (a) (b)	5,320	630,739
Visa, Inc. Class A	119,740	14,323,299
Western Digital Corp.	19,506	1,799,819
Western Union Co.	27,940	537,286
Xerox Corp.	15,823	455,386
Xilinx, Inc.	16,042	1,158,874

		370,228,547

MATERIALS — 2.8%
Air Products & Chemicals, Inc.	14,907	2,370,660
Albemarle Corp. (b)	7,100	658,454
Avery Dennison Corp.	5,818	618,163
Ball Corp.	23,216	921,907
CF Industries Holdings, Inc.	16,730	631,223
DowDuPont, Inc.	155,932	9,934,428
Eastman Chemical Co.	8,972	947,264
Ecolab, Inc.	17,165	2,352,807
FMC Corp.	8,622	660,187
Freeport-McMoRan, Inc. (a)	90,364	1,587,695
International Flavors & Fragrances, Inc.	5,280	722,885
International Paper Co.	27,508	1,469,752
LyondellBasell Industries NV Class A	22,052	2,330,455
Martin Marietta Materials, Inc.	4,055	840,601
Monsanto Co.	29,294	3,418,317
Mosaic Co.	20,816	505,412
Newmont Mining Corp.	36,973	1,444,535
Nucor Corp.	21,906	1,338,238
Packaging Corp. of America	6,300	710,010
PPG Industries, Inc.	17,288	1,929,341
Praxair, Inc.	19,100	2,756,130
Sealed Air Corp. (b)	11,269	482,201
Sherwin-Williams Co.	5,587	2,190,774
Vulcan Materials Co.	8,390	957,886
WestRock Co.	16,448	1,055,468

		42,834,793

REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	6,700	836,763
American Tower Corp. REIT	29,282	4,255,846
Apartment Investment & Management Co. Class A, REIT	11,865	483,499
AvalonBay Communities, Inc. REIT	9,129	1,501,355
Boston Properties, Inc. REIT	9,821	1,210,144
CBRE Group, Inc. Class A (a)	20,108	949,500
Crown Castle International Corp. REIT	26,642	2,920,230
Digital Realty Trust, Inc. REIT	13,300	1,401,554
Duke Realty Corp. REIT	26,000	688,480
Equinix, Inc. REIT	5,338	2,232,031
Equity Residential REIT	24,138	1,487,383
Essex Property Trust, Inc. REIT	4,455	1,072,229
Extra Space Storage, Inc. REIT	7,500	655,200

Security Description	Shares	Value
Federal Realty Investment Trust REIT	5,400	$626,994
GGP, Inc. REIT	42,942	878,593
HCP, Inc. REIT	32,677	759,087
Host Hotels & Resorts, Inc. REIT	48,759	908,868
Iron Mountain, Inc. REIT	18,074	593,912
Kimco Realty Corp. REIT	23,116	332,870
Macerich Co. REIT	7,245	405,865
Mid-America Apartment Communities, Inc. REIT	6,900	629,556
Prologis, Inc. REIT	36,247	2,283,198
Public Storage REIT	10,152	2,034,359
Realty Income Corp. REIT	19,800	1,024,254
Regency Centers Corp. REIT	10,899	642,823
SBA Communications Corp. REIT (a)	7,700	1,316,084
Simon Property Group, Inc. REIT	20,335	3,138,707
SL Green Realty Corp. REIT	6,100	590,663
UDR, Inc. REIT	17,800	634,036
Ventas, Inc. REIT	23,803	1,178,963
Vornado Realty Trust REIT	10,446	703,016
Welltower, Inc. REIT	23,881	1,299,843
Weyerhaeuser Co. REIT	49,998	1,749,930

		41,425,835

TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	407,718	14,535,147
CenturyLink, Inc.	67,987	1,117,026
Verizon Communications, Inc.	273,151	13,062,081

		28,714,254

UTILITIES — 2.8%
AES Corp.	37,259	423,635
Alliant Energy Corp.	14,700	600,642
Ameren Corp.	16,456	931,903
American Electric Power Co., Inc.	33,143	2,273,278
American Water Works Co., Inc.	12,300	1,010,199
CenterPoint Energy, Inc.	26,535	727,059
CMS Energy Corp.	18,801	851,497
Consolidated Edison, Inc.	19,600	1,527,624
Dominion Energy, Inc.	42,068	2,836,645
DTE Energy Co.	11,439	1,194,232
Duke Energy Corp.	46,791	3,624,899
Edison International	21,305	1,356,276
Entergy Corp.	12,200	961,116
Eversource Energy	22,043	1,298,774
Exelon Corp.	64,459	2,514,546
FirstEnergy Corp.	29,729	1,011,083
NextEra Energy, Inc.	31,457	5,137,872
NiSource, Inc.	23,078	551,795
NRG Energy, Inc.	19,998	610,539
PG&E Corp.	33,712	1,480,968
Pinnacle West Capital Corp.	6,556	523,169
PPL Corp.	44,756	1,266,147

See accompanying notes to schedule of investments.

5

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Public Service Enterprise Group, Inc.	33,936	$1,704,945
SCANA Corp.	9,501	356,763
Sempra Energy	16,924	1,882,287
Southern Co.	66,984	2,991,505
WEC Energy Group, Inc.	20,287	1,271,995
Xcel Energy, Inc.	33,700	1,532,676

		42,454,069

TOTAL COMMON STOCKS (Cost $441,562,174)		1,490,724,904

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	21,627,669	21,627,669
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	585,105	585,105

TOTAL SHORT-TERM INVESTMENTS (Cost $22,212,774)		22,212,774

TOTAL INVESTMENTS — 99.6% (Cost $463,774,948)		1,512,937,678

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		6,477,170

NET ASSETS — 100.0%		$1,519,414,848

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below. (d) The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR  =American Depositary Receipt

REIT =Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

E-Mini S&P 500 Index (long)	06/15/2018	218	$30,174,143	$28,808,700	$(1,365,443)
					$(1,365,443)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$ 188,767,629	$—	$—	$ 188,767,629
Consumer Staples	114,044,358	—	—	114,044,358
Energy	85,772,527	—	—	85,772,527
Financials	219,428,017	—	—	219,428,017
Health Care	204,715,076	—	—	204,715,076
Industrials	152,339,799	—	—	152,339,799

See accompanying notes to schedule of investments.

6

STATE STREET EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Information Technology	370,228,547	$—	$—	370,228,547
Materials	42,834,793	—	—	42,834,793
Real Estate	41,425,835	—	—	41,425,835
Telecommunication Services	28,714,254	—	—	28,714,254
Utilities	42,454,069	—	—	42,454,069
Short-Term Investments	22,212,774	—	—	22,212,774
TOTAL INVESTMENTS	$1,512,937,678	$—	$—	$1,512,937,678
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(1,365,443)	—	—	(1,365,443)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,365,443)	$—	$—	$ (1,365,443)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	25,847	$2,522,926	$—	$177,638	$110,839	$(47,947)	24,147	$2,408,180	$10,142	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	96,249,969	102,178,554	—	—	21,627,669	21,627,669	83,222	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	4,703,372	4,936,957	—	—	585,105	585,105	2,589	—

Total		$30,897,870	$100,953,341	$107,293,149	$110,839	$(47,947)		$24,620,954	$95,953	$—

See accompanying notes to schedule of investments.

7

STATE STREET MASTER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.

8

STATE STREET MASTER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended March 31, 2018.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2018, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$523,832,795	$999,282,619	$11,543,179	$987,739,440

9

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date:	May 24, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer) of State Street Master Funds

Date:	May 24, 2018